UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: January 31, 2018

*	This Form N-Q pertains only to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

January 31, 2018

MFS® Corporate Bond Fund

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 95.0%
Aerospace - 1.5%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)	$11,950,000	$11,791,782
Lockheed Martin Corp., 3.55%, 1/15/2026	9,857,000	10,057,310
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	30,880,373
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	26,379,628

		$79,109,093
Apparel Manufacturers - 0.5%
Coach, Inc., 4.125%, 7/15/2027	$24,765,000	$24,593,393

Asset-Backed & Securitized - 0.0%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.167% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040 (z)	$1,098,510	$976,896
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	30,139	1,956
Greenwich Capital Commercial Funding Corp., 5.789%, 7/10/2038	761,311	761,311
JPMorgan Chase Commercial Mortgage Securities Corp., 5.746%, 7/15/2042 (n)(q)	1,241,048	819,092
Lehman Brothers Commercial Conduit Mortgage Trust, 1.121%, 2/18/2030 (i)	212,140	2
Morgan Stanley Capital I, Inc., 1.294%, 11/15/2030 (i)(n)	1,752,337	18

		$2,559,275
Automotive - 3.1%
General Motors Co., 6.6%, 4/01/2036	$1,500,000	$1,818,145
General Motors Co., 5.15%, 4/01/2038	10,480,000	10,977,526
General Motors Co., 6.25%, 10/02/2043	10,919,000	12,889,837
General Motors Financial Co., Inc., 2.35%, 10/04/2019	32,777,000	32,583,700
General Motors Financial Co., Inc., 3.45%, 4/10/2022	11,528,000	11,568,114
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	10,335,919
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,597,403
Lear Corp., 5.25%, 1/15/2025	17,224,000	18,275,131
Lear Corp., 3.8%, 9/15/2027	29,743,000	29,496,703
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	22,571,000	23,248,130

		$157,790,608
Broadcasting - 0.9%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$27,000,000	$26,797,500
Time Warner, Inc., 3.8%, 2/15/2027	14,214,000	13,988,895
Time Warner, Inc., 5.35%, 12/15/2043	6,056,000	6,693,824

		$47,480,219
Brokerage & Asset Managers - 1.9%
CME Group, Inc., 3%, 3/15/2025	$10,133,000	$10,054,305
E*TRADE Financial Corp., 2.95%, 8/24/2022	15,023,000	14,761,690
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,701,343
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	21,865,000	21,351,522
Intercontinental Exchange, Inc., 4%, 10/15/2023	16,230,000	16,990,765
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	10,952,000	11,280,220
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	16,712,000	16,573,120

		$97,712,965
Building - 3.0%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$14,186,000	$13,809,234
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	7,734,424
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	7,831,347
Masco Corp., 4.45%, 4/01/2025	5,390,000	5,629,316

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Masco Corp., 4.375%, 4/01/2026	$13,202,000	$13,730,080
Masco Corp., 4.5%, 5/15/2047	14,265,000	14,227,837
Mohawk Industries, Inc., 3.85%, 2/01/2023	11,265,000	11,542,278
Owens Corning, 4.2%, 12/15/2022	4,120,000	4,273,591
Owens Corning, 3.4%, 8/15/2026	10,397,000	10,061,994
Owens Corning, 4.4%, 1/30/2048	14,463,000	14,283,016
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	28,645,000	28,430,162
Vulcan Materials Co., 4.5%, 6/15/2047	23,394,000	23,677,959

		$155,231,238
Business Services - 2.0%
Cisco Systems, Inc., 2.2%, 2/28/2021	$14,891,000	$14,720,051
Equinix, Inc., 5.75%, 1/01/2025	15,055,000	15,883,025
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,406,850
Fidelity National Information Services, Inc., 2%, 4/15/2018	1,475,000	1,475,232
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,414,391
Fidelity National Information Services, Inc., 5%, 10/15/2025	2,588,000	2,807,411
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	12,893,834
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	6,925,054
Fiserv, Inc., 2.7%, 6/01/2020	8,911,000	8,921,571
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	16,595,360
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,309,100
Tencent Holdings Ltd., 2.985%, 1/19/2023 (z)	12,855,000	12,731,940

		$105,083,819
Cable TV - 3.3%
Charter Communications Operating LLC, 5.375%, 5/01/2047	$13,540,000	$13,983,863
Charter Communications Operating LLC, 6.384%, 10/23/2035	31,910,000	37,066,770
Comcast Corp., 4.2%, 8/15/2034	13,916,000	14,551,681
Comcast Corp., 4.65%, 7/15/2042	1,789,000	1,963,830
Comcast Corp., 4.75%, 3/01/2044	10,775,000	12,026,730
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	13,693,000	13,380,946
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	5,670,000	5,673,787
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	2,215,000	2,205,766
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,684,050
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	20,413,575
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	13,311,000	13,232,465
Time Warner Cable, Inc., 8.25%, 4/01/2019	6,150,000	6,544,149
Time Warner Cable, Inc., 5%, 2/01/2020	1,480,000	1,537,310
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,034,000	8,316,456
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	1,734,000	2,342,519
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,781,850

		$168,705,747
Chemicals - 1.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$13,552,000	$12,964,616
Braskem Netherlands Finance B.V., 3.5%, 1/10/2023 (n)	22,940,000	22,681,925
LyondellBasell Industries N.V., 5%, 4/15/2019	2,378,000	2,432,400
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	10,696,772
Sherwin-Williams Co., 4.5%, 6/01/2047	13,884,000	14,652,123

		$63,427,836
Computer Software - 2.0%
Microsoft Corp., 1.55%, 8/08/2021	$9,594,000	$9,266,885
Microsoft Corp., 3.45%, 8/08/2036	25,000,000	24,930,485

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - continued
Microsoft Corp., 4.1%, 2/06/2037	$13,500,000	$14,672,021
Oracle Corp., 3.4%, 7/08/2024	9,697,000	9,855,735
Oracle Corp., 3.8%, 11/15/2037	38,015,000	38,978,872
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,818,700

		$105,522,698
Computer Software - Systems - 1.2%
Apple, Inc., 3.2%, 5/11/2027	$33,231,000	$32,836,618
Apple, Inc., 4.5%, 2/23/2036	10,000,000	11,207,196
Apple, Inc., 4.375%, 5/13/2045	3,713,000	4,060,495
Apple, Inc., 3.85%, 8/04/2046	8,346,000	8,433,824
Apple, Inc., 4.25%, 2/09/2047	4,778,000	5,135,236

		$61,673,369
Conglomerates - 0.2%
Parker-Hannifin Corp., 4.1%, 3/01/2047	$10,130,000	$10,720,937

Consumer Products - 0.8%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$44,353,000	$42,154,734

Consumer Services - 2.5%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$10,629,000	$10,633,611
Alibaba Group Holding Ltd., 4.2%, 12/06/2047	18,955,000	18,941,314
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	5,910,056
Priceline Group, Inc., 3.55%, 3/15/2028	10,204,000	9,987,951
Priceline Group, Inc., 3.65%, 3/15/2025	17,059,000	17,149,053
Priceline Group, Inc., 3.6%, 6/01/2026	20,768,000	20,654,049
Service Corp. International, 5.375%, 1/15/2022	1,705,000	1,743,533
Service Corp. International, 5.375%, 5/15/2024	18,149,000	19,079,136
Visa, Inc., 4.15%, 12/14/2035	14,578,000	15,782,229
Visa, Inc., 3.65%, 9/15/2047	11,718,000	11,663,625

		$131,544,557
Containers - 1.7%
Ball Corp., 5%, 3/15/2022	$5,370,000	$5,665,350
Ball Corp., 4%, 11/15/2023	6,003,000	6,018,008
Ball Corp., 5.25%, 7/01/2025	10,370,000	10,992,200
Berry Global, Inc., 4.5%, 2/15/2026 (n)	12,925,000	12,888,810
Crown American LLC, 4.5%, 1/15/2023	10,828,000	11,071,630
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	20,165,000	20,265,825
Sealed Air Corp., 5.5%, 9/15/2025 (n)	20,780,000	22,390,450

		$89,292,273
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$10,202,000	$10,692,637

Electrical Equipment - 0.8%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$4,412,000	$4,407,220
Arrow Electronics, Inc., 3.25%, 9/08/2024	18,437,000	17,875,521
Arrow Electronics, Inc., 3.875%, 1/12/2028	19,987,000	19,723,713

		$42,006,454
Electronics - 2.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)	$35,463,000	$34,511,495
Flextronics International Ltd., 4.625%, 2/15/2020	16,917,000	17,383,729

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - continued
Flextronics International Ltd., 4.75%, 6/15/2025	$6,626,000	$6,964,192
Intel Corp., 3.15%, 5/11/2027	4,138,000	4,101,535
Intel Corp., 4.1%, 5/11/2047	36,383,000	38,526,629
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	7,329,000	7,484,741
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,303,000	1,304,016
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,312,615

		$121,588,952
Emerging Market Quasi-Sovereign - 1.1%
Petrobras Global Finance B.V., 5.75%, 2/01/2029	$26,947,000	$26,660,014
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)	4,816,000	5,268,078
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	26,102,000	25,562,994

		$57,491,086
Emerging Market Sovereign - 0.5%
Republic Of South Africa, 5.65%, 9/27/2047	$26,845,000	$27,570,620

Energy - Independent - 0.0%
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	$1,830,000	$1,900,913

Energy - Integrated - 0.4%
BP Capital Markets PLC, 2.521%, 1/15/2020	$2,680,000	$2,686,905
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	16,591,849

		$19,278,754
Entertainment - 0.4%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$21,880,689

Financial Institutions - 1.3%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$2,323,000	$2,423,587
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	24,414,000	23,525,329
Aircastle Ltd., 4.125%, 5/01/2024	18,898,000	19,063,358
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	3,221,000	3,309,215
International Lease Finance Corp., 5.875%, 8/15/2022	15,000,000	16,476,986

		$64,798,475
Food & Beverages - 5.4%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$48,069,000	$49,582,168
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	33,610,000	33,874,439
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	30,325,000	33,467,529
Aramark Services, Inc., 5%, 2/01/2028 (n)	3,345,000	3,411,900
Constellation Brands, Inc., 3.2%, 2/15/2023	17,602,000	17,581,592
Constellation Brands, Inc., 4.25%, 5/01/2023	39,599,000	41,354,649
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	10,723,334
Danone S.A., 2.589%, 11/02/2023 (n)	25,885,000	25,020,724
Kraft Heinz Foods Co., 3.5%, 7/15/2022	7,915,000	7,995,547
Kraft Heinz Foods Co., 3%, 6/01/2026	6,972,000	6,552,120
Kraft Heinz Foods Co., 5%, 7/15/2035	4,020,000	4,362,422
Kraft Heinz Foods Co., 6.5%, 2/09/2040	12,504,000	15,721,483
PepsiCo, Inc., 4.45%, 4/14/2046	6,411,000	7,147,932
Tyson Foods, Inc., 4.5%, 6/15/2022	8,026,000	8,478,514
Tyson Foods, Inc., 5.15%, 8/15/2044	3,239,000	3,703,630
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	4,831,000	4,860,297
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	2,809,000	2,867,512

		$276,705,792

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Forest & Paper Products - 0.5%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$13,758,000	$14,725,047
International Paper Co., 6%, 11/15/2041	5,640,000	6,952,862
Packaging Corp. of America, 3.9%, 6/15/2022	2,554,000	2,634,458

		$24,312,367
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$7,176,000	$7,174,569
Wyndham Worldwide Corp., 5.1%, 10/01/2025	4,492,000	4,691,175

		$11,865,744
Insurance - 0.6%
American International Group, Inc., 3.875%, 1/15/2035	$6,000,000	$5,825,925
American International Group, Inc., 4.7%, 7/10/2035	9,821,000	10,505,129
American International Group, Inc., 4.5%, 7/16/2044	12,351,000	12,764,171

		$29,095,225
Insurance - Health - 0.7%
Aetna, Inc., 2.8%, 6/15/2023	$11,637,000	$11,345,403
UnitedHealth Group, Inc., 4.625%, 7/15/2035	20,120,000	22,832,176

		$34,177,579
Insurance - Property & Casualty - 1.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$8,920,000	$8,871,493
Chubb Corp., FLR, 3.972% (LIBOR-3mo. + 2.25%), 3/29/2067	1,838,000	1,831,108
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	3,464,000	3,438,065
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,031,092
CNA Financial Corp., 5.875%, 8/15/2020	6,010,000	6,438,609
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,230,000	12,210,002
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	4,402,000	4,412,674
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	9,010,409
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	6,864,050
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	7,007,002
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,842,000	1,882,066

		$69,996,570
Machinery & Tools - 0.3%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$16,974,000	$16,844,790

Major Banks - 16.3%
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (n)	$1,782,000	$1,763,827
Bank of America Corp., 1.75%, 6/05/2018	4,800,000	4,797,688
Bank of America Corp., 2.738% to 1/23/2021, FLR to 1/23/2022	47,281,000	46,844,269
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	17,201,000	17,236,700
Bank of America Corp., 4.125%, 1/22/2024	16,866,000	17,644,683
Bank of America Corp., 4.2%, 8/26/2024	27,122,000	28,133,079
Bank of America Corp., 4.45%, 3/03/2026	23,347,000	24,496,219
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	19,198,604
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028 (n)	24,646,000	24,229,328
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	18,007,000	19,425,051
Bank of New York Mellon Corp., 2.95%, 1/29/2023	52,612,000	52,430,489
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028	23,523,000	23,578,818
Credit Suisse Group AG, 3.869% to 1/12/18, FLR to 1/12/2029 (z)	12,949,000	12,868,925
Goldman Sachs Group, Inc., 2.625%, 4/25/2021	11,876,000	11,767,665
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	25,624,000	25,881,837
Goldman Sachs Group, Inc., 4.017% to 10/31/2037, FLR to 10/31/2038	4,745,000	4,778,686

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	$7,916,000	$8,919,284
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	3,670,000	4,186,343
HSBC Holdings PLC, 3.4%, 3/08/2021	15,677,000	15,897,297
HSBC Holdings PLC, 2.65%, 1/05/2022	4,800,000	4,727,545
HSBC Holdings PLC, 4.375%, 11/23/2026	12,488,000	12,860,073
HSBC Holdings PLC, 6% to 5/22/2027, FLR to 11/22/2065	18,740,000	19,606,725
JPMorgan Chase & Co., 3.964% to 11/15/2047, FLR to 11/15/2048	12,400,000	12,528,527
JPMorgan Chase & Co., 4.25%, 10/15/2020	6,107,000	6,363,099
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	14,734,328
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	28,170,384
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	31,289,983
JPMorgan Chase & Co., 3.125%, 1/23/2025	22,031,000	21,815,014
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	8,811,093
JPMorgan Chase & Co., 2.95%, 10/01/2026	16,291,000	15,645,822
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028	18,887,000	18,882,866
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR to 1/23/2049	22,011,000	22,031,161
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR to 1/29/2049	15,247,000	17,038,523
Morgan Stanley, 2.5%, 4/21/2021	7,620,000	7,524,446
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	6,110,013
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	31,738,667
Morgan Stanley, 3.125%, 1/23/2023	35,579,000	35,424,880
Morgan Stanley, 3.125%, 7/27/2026	38,307,000	37,025,252
Morgan Stanley, 3.95%, 4/23/2027	18,795,000	18,924,246
Morgan Stanley, 3.971% to 7/22/2037, FLR to 7/22/2038	11,335,000	11,547,395
PNC Bank N.A., 2.6%, 7/21/2020	11,281,000	11,276,719
Sumitomo Mitsui Financial Group, 3.102%, 1/17/2023	35,791,000	35,579,986
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	26,795,000	27,741,985
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,356,549
Wells Fargo & Co., 4.1%, 6/03/2026	12,997,000	13,384,920

		$844,218,993
Medical & Health Technology & Services - 3.1%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$1,460,000	$1,463,432
Becton, Dickinson and Co., 4.685%, 12/15/2044	9,974,000	10,585,031
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	28,140,877
HCA, Inc., 4.75%, 5/01/2023	9,090,000	9,444,510
HCA, Inc., 5.25%, 6/15/2026	10,033,000	10,497,026
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	15,866,103
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	4,809,334
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	8,719,138
Life Technologies Corp., 6%, 3/01/2020	19,411,000	20,678,082
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	1,177,000	1,182,219
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,407,670
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	13,873,777
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	27,051,000	27,106,592

		$161,773,791
Medical Equipment - 2.4%
Abbott Laboratories, 2.9%, 11/30/2021	$30,627,000	$30,531,047
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	24,314,821
Medtronic, Inc., 3.5%, 3/15/2025	32,749,000	33,337,018
Medtronic, Inc., 4.375%, 3/15/2035	3,458,000	3,791,552
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,037,331
Zimmer Holdings, Inc., 3.55%, 4/01/2025	28,500,000	28,047,687

		$122,059,456

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 2.1%
Barrick Gold Corp., 3.85%, 4/01/2022	$3,225,000	$3,334,812
Barrick North America Finance LLC, 4.4%, 5/30/2021	1,007,000	1,058,896
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,911,000	2,861,373
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,311,547
Glencore Funding LLC, 4%, 4/16/2025 (n)	7,423,000	7,468,429
Glencore Funding LLC, 4%, 3/27/2027 (n)	21,861,000	21,652,274
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	10,188,000	9,970,996
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	1,685,000	1,701,850
Kinross Gold Corp., 5.95%, 3/15/2024	9,796,000	10,764,628
Southern Copper Corp., 5.25%, 11/08/2042	12,322,000	13,965,237
Steel Dynamics, Inc., 4.125%, 9/15/2025	103,000	101,939
Steel Dynamics, Inc., 5%, 12/15/2026	21,989,000	22,868,560

		$108,060,541
Midstream - 2.7%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,207,477
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	13,720,481
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	9,949,000	9,956,584
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	4,075,000	5,242,535
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	4,303,000	4,638,729
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	3,745,000	3,797,517
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	3,627,000	4,428,776
Kinder Morgan Energy Partners LP, 6.5%, 9/01/2039	1,000,000	1,194,212
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	40,565,694
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	12,865,000	14,018,765
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,257,000	1,374,045
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	14,723,819
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,084,000	7,522,046
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	15,455,000	15,545,974

		$141,936,654
Mortgage-Backed - 0.9%
Freddie Mac, 3.136%, 10/25/2024	$36,026,000	$36,563,414
Freddie Mac, 3.244%, 8/25/2027	1,276,000	1,288,584
Freddie Mac, 3.286%, 11/25/2027	7,744,000	7,845,517

		$45,697,515
Natural Gas - Distribution - 1.2%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,202,408
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,723,092
Sempra Energy, 3.25%, 6/15/2027	44,879,000	43,705,917

		$59,631,417
Network & Telecom - 2.4%
AT&T, Inc., 2.45%, 6/30/2020	$5,778,000	$5,742,322
AT&T, Inc., 3.8%, 3/01/2024	17,387,000	17,557,656
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	12,804,376
AT&T, Inc., 4.9%, 8/14/2037	35,881,000	36,366,336
AT&T, Inc., 4.75%, 5/15/2046	15,772,000	15,277,807
Verizon Communications, Inc., 1.75%, 8/15/2021	8,069,000	7,776,251
Verizon Communications, Inc., 3%, 11/01/2021	12,119,000	12,152,453
Verizon Communications, Inc., 5.012%, 4/15/2049	16,468,000	17,426,189

		$125,103,390

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oils - 1.5%
Andeavor, 4.5%, 4/01/2048	$9,046,000	$9,098,603
Marathon Petroleum Corp., 3.4%, 12/15/2020	11,333,000	11,515,701
Marathon Petroleum Corp., 4.75%, 9/15/2044	16,090,000	17,046,082
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	20,096,190
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	19,357,391

		$77,113,967
Other Banks & Diversified Financials - 4.9%
BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$6,946,718
Capital One Financial Corp., 3.75%, 4/24/2024	7,016,000	7,116,832
Capital One Financial Corp., 3.3%, 10/30/2024	38,018,000	37,283,969
Citigroup, Inc., 4.4%, 6/10/2025	8,354,000	8,681,426
Citigroup, Inc., 3.2%, 10/21/2026	35,061,000	34,201,072
Citigroup, Inc., 3.52% to 10/27/2027, FLR to 10/27/2028	40,653,000	40,211,658
Citizens Bank N.A., 2.25%, 3/02/2020	23,010,000	22,795,056
Citizens Bank N.A., 2.55%, 5/13/2021	9,910,000	9,808,366
Discover Bank, 7%, 4/15/2020	17,724,000	19,192,125
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)	3,146,000	3,610,035
ING Groep N.V., 3.95%, 3/29/2027	14,650,000	14,987,378
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2165 (n)	6,524,000	6,768,650
SunTrust Banks, Inc., 2.7%, 1/27/2022	29,944,000	29,557,831
SunTrust Banks, Inc., 3.3%, 5/15/2026	14,449,000	14,037,828

		$255,198,944
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$6,156,000	$6,028,360

Pharmaceuticals - 1.4%
Biogen, Inc., 3.625%, 9/15/2022	$12,455,000	$12,805,220
Celgene Corp., 2.875%, 8/15/2020	18,498,000	18,574,772
Celgene Corp., 2.75%, 2/15/2023	29,591,000	28,887,977
Shire Acquisitions Investments Ireland, 2.4%, 9/23/2021	14,055,000	13,724,333

		$73,992,302
Pollution Control - 0.3%
Republic Services, Inc., 3.375%, 11/15/2027	$8,350,000	$8,231,893
Republic Services, Inc., 5.25%, 11/15/2021	6,200,000	6,698,809

		$14,930,702
Railroad & Shipping - 0.4%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$11,151,000	$11,796,297
Canadian Pacific Railway Co., 4.5%, 1/15/2022	6,058,000	6,357,020

		$18,153,317
Retailers - 1.2%
Best Buy Co., Inc., 5%, 8/01/2018	$8,415,000	$8,524,392
Best Buy Co., Inc., 5.5%, 3/15/2021	17,673,000	18,943,377
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	5,747,062
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,088,016
Home Depot, Inc., 4.875%, 2/15/2044	10,313,000	12,200,707
Kohl’s Corp., 5.55%, 7/17/2045	9,224,000	9,285,927

		$61,789,481

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Chemicals - 0.1%
Ecolab, Inc., 2.25%, 1/12/2020	$600,000	$596,729
Ecolab, Inc., 4.35%, 12/08/2021	3,263,000	3,447,965

		$4,044,694
Telecommunications - Wireless - 3.5%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$8,419,642
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,027,386
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	19,512,527
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	12,340,417
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	21,276,578
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	4,961,419
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	16,664,545
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	15,863,602
Crown Castle International Corp., 4%, 3/01/2027	11,286,000	11,241,992
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	8,638,730
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	12,662,000	13,279,505
SBA Tower Trust, 2.898%, 10/08/2019 (n)	9,621,000	9,645,323
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	23,045,665
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	9,371,010

		$178,288,341
Tobacco - 1.5%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$24,315,000	$23,768,872
Philip Morris International, Inc., 4.875%, 11/15/2043	7,949,000	8,928,739
Reynolds American, Inc., 8.125%, 6/23/2019	6,504,000	6,985,148
Reynolds American, Inc., 6.875%, 5/01/2020	5,000,000	5,445,211
Reynolds American, Inc., 3.25%, 6/12/2020	1,586,000	1,603,998
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,585,965
Reynolds American, Inc., 4.45%, 6/12/2025	19,045,000	19,948,590
Reynolds American, Inc., 5.7%, 8/15/2035	4,634,000	5,451,223

		$77,717,746
Transportation - Services - 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$2,391,000	$2,438,470
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	6,480,000	8,544,670
ERAC USA Finance LLC, 5.625%, 3/15/2042 (n)	2,420,000	2,813,133
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,850,000	1,877,031

		$15,673,304
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$42,854,000	$47,166,184

Utilities - Electric Power - 5.8%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$5,432,000	$5,957,702
CMS Energy Corp., 6.25%, 2/01/2020	6,891,000	7,359,053
CMS Energy Corp., 5.05%, 3/15/2022	5,159,000	5,532,730
Dominion Resources, Inc., 2.5%, 12/01/2019	3,550,000	3,537,422
DTE Electric Co., 3.7%, 3/15/2045	2,077,000	2,084,605
Duke Energy Corp., 3.75%, 9/01/2046	13,123,000	12,547,140
EDP Finance B.V., 3.625%, 7/15/2024 (n)	20,257,000	20,224,994
EDP Finance B.V., 5.25%, 1/14/2021 (n)	6,828,000	7,261,510
Emera U.S. Finance LP, 2.7%, 6/15/2021	3,920,000	3,878,057
Emera U.S. Finance LP, 3.55%, 6/15/2026	4,478,000	4,375,801
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	36,129,000	35,101,126
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	32,876,000	35,000,624

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Eversource Energy, 2.9%, 10/01/2024	$18,060,000	$17,550,690
Exelon Corp., 3.497%, 6/01/2022	17,819,000	17,940,194
FirstEnergy Corp., 3.9%, 7/15/2027	11,834,000	11,955,558
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	22,319,000	22,280,804
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	14,862,000	14,657,648
PPL Capital Funding, Inc., 4.2%, 6/15/2022	2,500,000	2,608,081
PPL Capital Funding, Inc., 3.1%, 5/15/2026	14,911,000	14,331,055
PPL Capital Funding, Inc., 5%, 3/15/2044	5,193,000	5,933,607
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	5,693,000	6,039,741
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	19,731,827
Southern Co., 2.95%, 7/01/2023	8,880,000	8,771,095
Southern Co., 4.4%, 7/01/2046	13,396,000	13,877,629

		$298,538,693
Total Bonds		$4,909,927,200

Floating Rate Loans (g)(r) - 0.6%
Automotive - 0.1%
Allison Transmission, Inc., Term Loan B, 3.57%, 8/23/2019	$7,545,826	$7,609,754

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.56%, 10/25/2023	$10,029,567	$10,102,282

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 4.32%, 6/24/2021	$13,233,819	$13,389,316
Total Floating Rate Loans		$31,101,352

Investment Companies (h) - 4.5%
Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 1.44% (v)	229,687,966	$229,664,997

Other Assets, Less Liabilities - (0.1)%		(4,687,227)
Net Assets - 100.0%		$5,166,006,322

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $229,664,997 and $4,941,028,552, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $799,876,721, representing 15.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Affiliated issuer fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.167% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	$1,098,510	$976,896
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96-1/03/97	29,535	1,956
Credit Suisse Group AG, 3.869% to 1/12/18, FLR to 1/12/2029	1/05/18	12,949,000	12,868,925
Tencent Holdings Ltd., 2.985%, 1/19/2023	1/11/18	12,853,212	12,731,940
Total Restricted Securities			$26,579,717
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

1/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$47,166,184	$—	$47,166,184
Non-U.S. Sovereign Debt	—	85,061,706	—	85,061,706
U.S. Corporate Bonds	—	4,042,932,886	—	4,042,932,886
Residential Mortgage-Backed Securities	—	45,699,471	—	45,699,471
Commercial Mortgage-Backed Securities	—	1,580,422	—	1,580,422
Asset-Backed Securities (including CDOs)	—	976,896	—	976,896
Foreign Bonds	—	686,509,635	—	686,509,635
Floating Rate Loans	—	31,101,352	—	31,101,352
Mutual Funds	229,664,997	—	—	229,664,997
Total	$229,664,997	$4,941,028,552	$—	$5,170,693,549

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		138,260,099	1,499,104,898	(1,407,677,031)	229,687,966

Affilated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(10,770)	$(13,817)	$—	$1,755,398	$229,664,997

13

Quarterly Report

January 31, 2018

MFS® Limited Maturity Fund

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 100.6%
Asset-Backed & Securitized - 27.0%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.272% (U.S. LIBOR-3mo. + 1.55%), 7/15/2026 (n)	$4,318,000	$4,326,342
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.872% (U.S. LIBOR-3mo. + 2.15%), 7/15/2026 (n)	5,584,000	5,597,765
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 3.345% (U.S. LIBOR-3mo. + 1.6%), 7/20/2026 (n)	4,342,000	4,346,850
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	1,381,000	1,381,982
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	545,501	545,291
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,636,453
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 3.231% (U.S. LIBOR-3mo. + 1.5%), 10/17/2024 (n)	5,304,000	5,298,829
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	1,500,636	1,499,502
Atrium CDO Corp., 2010-A, “B1R”, FLR, 3.172% (U.S. LIBOR-3mo. + 1.45%), 7/16/2025 (n)	6,523,000	6,522,093
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.244% (U.S. LIBOR-3mo. + 1.5%), 10/23/2025 (n)	4,318,000	4,324,050
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.095% (U.S. LIBOR-3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,375,823
Babson CLO Ltd., 2013-IIA, “A2R”, FLR, 3.284% (U.S. LIBOR-3mo. + 1.55%), 1/18/2025 (n)	3,668,192	3,678,588
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.231% (U.S. LIBOR-3mo. + 1.5%), 10/17/2026 (n)	6,471,000	6,469,544
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.984% (U.S. LIBOR-3mo. + 2.25%), 1/18/2025 (n)	3,668,192	3,665,180
Ballyrock Ltd., 2014-1A, “A2R”, FLR, 3.445% (U.S. LIBOR-3mo. + 1.7%), 10/20/2026 (n)	4,335,000	4,342,916
Ballyrock Ltd., 2014-1A, “BR”, FLR, 3.845% (U.S. LIBOR-3mo. + 2.1%), 10/20/2026 (n)	1,837,000	1,838,306
Bayview Commercial Asset Trust, FLR, 1.871% (U.S. LIBOR-1mo. + 0.31%), 8/25/2035 (z)	452,018	428,744
Bayview Commercial Asset Trust, FLR, 1.831% (U.S. LIBOR-1mo. + 0.27%), 4/25/2036 (z)	392,878	371,528
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	694,122	708,502
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.167% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040 (z)	526,009	467,776
Canadian Pacific Auto Receivables Trust, 2017-1A, “A2B”, FLR, 1.757% (U.S. LIBOR-1mo. + 0.43%), 12/19/2019 (n)	3,724,000	3,723,998
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	71,306	71,284
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	9,510,000	9,371,108
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.327%, 5/10/2050 (i)	44,682,481	3,940,816
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.46% (U.S. LIBOR-3mo. + 1.7%), 7/27/2026 (n)	2,612,650	2,627,089
Cent CLO LP, 2014-21A, “BR”, FLR, 4.16% (U.S. LIBOR-3mo. + 2.4%), 7/27/2026 (n)	3,547,925	3,545,956
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.709% (U.S. LIBOR-1mo. + 1.15%), 3/15/2028 (n)	2,210,716	2,219,608
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 7/15/2029 (n)	3,046,000	3,043,465
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,360,000	1,358,055
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,147,000	2,129,189
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	1,099,000	1,083,628
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	836,133	835,568
Colony Starwood Homes, 2016-2A, “A”, FLR, 2.806% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	5,865,983	5,898,371
Commercial Mortgage Asset Trust, 0.965%, 1/17/2032 (i)(z)	273,082	83
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	5,201,000	5,170,530
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	3,270,000	3,252,427
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,642,717	2,645,295
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	5,913,000	5,882,516
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	6,441,000	6,330,241
Credit-Based Asset Servicing & Securitization LLC, 3.809%, 12/25/2035	117,073	116,610
Credit-Based Asset Servicing & Securitization LLC, 3.701%, 1/25/2037 (q)	2,148,750	1,054,406
Credit-Based Asset Servicing & Securitization LLC, 3.86%, 3/25/2037 (q)	3,045,755	1,732,024
Cutwater Ltd., 2014-1A, “A2R”, FLR, 3.422% (U.S. LIBOR-3mo. + 1.7%), 7/15/2026 (n)	4,500,000	4,503,200
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	1,718,000	1,697,375
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	2,222,000	2,199,362
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	514,266	514,176
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	2,066,000	2,065,110
Drive Auto Receivables Trust, 2017-AA, “A3”, 1.77%, 1/15/2020 (n)	1,535,767	1,535,606
Dryden Senior Loan Fund, 2014-31A, “CR”, FLR, 3.834% (U.S. LIBOR-3mo. + 2.1%), 4/18/2026 (n)	2,757,000	2,756,388
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 3.272% (LIBOR-3mo. + 1.55%), 10/15/2026 (n)	2,366,000	2,367,966
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 3.872% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)	3,033,734	3,054,391
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	5,100,000	5,106,940

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	$3,606,000	$3,611,909
Eaton Vance CLO Ltd., 2014-1A, “BR”, FLR, 3.322% (U.S. LIBOR-3mo. + 1.6%), 7/15/2026 (n)	3,142,924	3,141,874
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.972% (U.S. LIBOR-3mo. + 2.25%), 7/15/2026 (n)	6,285,849	6,281,694
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	2,205,789	2,198,866
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	2,618,930	2,614,425
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	152,123	152,176
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	2,198,156	2,194,428
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	1,190,154	1,188,566
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	4,730,000	4,729,986
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	1,282,203	1,286,428
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,498,000	1,497,277
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	8,877,000	8,860,107
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	4,200,000	4,180,102
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	7,374,000	7,655,491
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.052%, 5/10/2050 (i)	40,265,393	3,177,644
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.142%, 8/10/2050 (i)	38,869,562	3,194,363
HarbourView CLO VII Ltd., “B1R”, FLR, 3.086% (U.S. LIBOR-3mo. + 1.65%), 11/18/2026 (n)	6,679,491	6,674,014
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.816% (U.S. LIBOR-3mo. + 2.38%), 11/18/2026 (n)	4,308,491	4,300,955
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	2,364,958	2,364,515
IMPAC CMB Trust, FLR, 2.301% (U.S. LIBOR-1mo. + 0.74%), 11/25/2034	144,860	144,564
IMPAC CMB Trust, FLR, 2.481% (U.S. LIBOR-1mo. + 0.92%), 11/25/2034	152,485	148,143
IMPAC Secured Assets Corp., FLR, 1.911% (U.S. LIBOR-1mo. + 0.35%), 5/25/2036	492,788	468,254
Interstar Millennium Trust, FLR, 1.973% (LIBOR-3mo. + 0.40%), 3/14/2036	89,534	86,139
Invitation Homes Trust, 2017-SFR2, “A”, FLR, 2.406% (LIBOR-1mo. + 1.00%), 12/17/2036 (n)	7,000,623	7,044,250
Invitation Homes Trust, 2018-SFR1, “B”, 2.518%, 3/17/2037 (n)	3,498,000	3,509,062
JPMorgan Chase Commercial Mortgage Securities Corp., 1.093%, 9/15/2050 (i)	80,583,433	5,927,250
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046 (n)	6,740,324	7,043,123
Lehman Brothers Commercial Conduit Mortgage Trust, 1.508%, 10/15/2035 (i)	1,426,644	7,301
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.252% (U.S. LIBOR-3mo. + 1.53%), 10/15/2027 (n)	3,678,505	3,710,658
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 3.795% (U.S. LIBOR-3mo. + 2.05%), 7/20/2026 (n)	6,034,000	6,068,732
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 2.98% (U.S. LIBOR-3mo. + 1.20%), 1/18/2028 (n)	8,857,000	8,857,000
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 3.834% (U.S. LIBOR-3mo. + 2.1%), 1/18/2027 (n)	3,038,000	3,057,070
Merrill Lynch Mortgage Investors, Inc., 4.117%, 2/25/2037 (q)	1,869,345	375,903
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.447%, 5/15/2050 (i)	44,339,519	3,900,494
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.46%, 6/15/2050 (i)	19,011,058	1,770,026
Morgan Stanley Capital I, Inc., 1.47%, 3/15/2031 (i)(z)	149,694	2
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.534% (U.S. LIBOR-3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,621,311
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 2.161% (U.S. LIBOR-1mo. + 0.6%), 6/25/2065 (n)	748,627	749,787
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	3,461,000	3,437,811
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	2,577,000	2,542,609
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.295% (U.S. LIBOR-3mo. + 2.55%), 10/20/2026 (n)	4,321,000	4,344,424
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	351,707	351,722
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	5,148,000	5,070,161
Option One Mortgage Loan Trust, 5.611%, 1/25/2037 (q)	461,188	462,094
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	844,645	842,686
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	4,420,000	4,393,887
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.204% (U.S. LIBOR-1mo. + 6.5%), 11/10/2020 (n)	3,510,000	3,510,818
Ownit Mortgage Loan Asset-Backed Certificates, 3.407%, 10/25/2035 (q)	1,438,942	907,888
PFS Financing Corp., 2017-C, “A”, FLR, 2.029% (LIBOR-1mo. + 0.47%), 10/15/2021 (n)	2,254,000	2,250,704
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	4,585,000	4,577,296
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	2,821,000	2,814,693
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	2,217,000	2,200,309
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	235,237	235,114
Shackelton CLO Ltd., 2013-4A, “CR”, FLR, 3.822% (U.S. LIBOR-3mo. + 2.1%), 1/13/2025 (n)	2,150,000	2,156,048
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	1,114,791	1,108,491

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Silver Spring CLO Ltd., FLR, 4.472% (U.S. LIBOR-3mo. + 2.75%), 10/15/2026 (n)	$3,436,000	$3,466,790
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	7,440,000	7,441,161
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 3.945% (U.S. LIBOR-3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,316,462
Thornburg Mortgage Securities Trust, FLR, 2.241% (U.S. LIBOR-1mo. + 0.68%), 4/25/2043	395,259	393,113
TICP CLO Ltd., FLR, 3.995% (U.S. LIBOR-3mo. + 2.25%), 1/20/2027 (n)	3,767,000	3,793,158
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	3,980,000	3,892,958
UBS Commercial Mortgage Trust, 2017-C1, “XA” , 1.022%, 11/15/2050 (i)	30,928,000	2,189,523
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	5,740,000	5,695,029
Verizon Owner Trust, 2017-3a, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,052,871
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	2,143,736	2,136,271
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.059% (LIBOR-1mo. + 0.50%), 11/15/2022 (n)	3,389,000	3,398,852
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	4,332,000	4,268,180
World Financial Network Credit Card Master Trust, 2017-B, “A”, 1.98%, 6/15/2023	7,430,000	7,380,014

		$380,083,871
Automotive - 4.0%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,630,000	$2,626,276
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	3,220,000	3,218,359
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	5,308,000	5,287,502
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	4,860,000	4,824,390
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	4,305,000	4,231,672
General Motors Financial Co., Inc., 2.65%, 4/13/2020	13,401,000	13,347,223
General Motors Financial Co., Inc., 3.15%, 6/30/2022	2,972,000	2,934,453
Hyundai Capital America, 2%, 3/19/2018 (n)	6,625,000	6,621,731
Hyundai Capital America, 2.4%, 10/30/2018 (n)	2,600,000	2,595,450
Toyota Motor Credit Corp., 1.7%, 2/19/2019	4,820,000	4,795,429
Toyota Motor Credit Corp., FLR, 2.121% (U.S. LIBOR-3mo. + 0.39%), 1/17/2019	5,320,000	5,333,345

		$55,815,830
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,862,000	$1,851,986

Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,325,000	$3,267,165
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	4,908,000	4,929,585

		$8,196,750
Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$4,230,000	$4,208,365

Cable TV - 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$8,592,000	$8,924,710

Chemicals - 1.1%
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	$4,320,000	$4,317,999
Dow Chemical Co., 8.55%, 5/15/2019	2,900,000	3,121,205
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	5,132,000	5,101,446
LyondellBasell Industries N.V., 5%, 4/15/2019	2,963,000	3,030,783

		$15,571,433
Computer Software - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$3,590,000	$3,621,736

Conglomerates - 0.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,810,000	$1,795,746

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.2%
Mattel, Inc., 1.7%, 3/15/2018	$1,041,000	$1,038,918
Newell Brands, Inc., 2.6%, 3/29/2019	523,000	522,976
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/2018 (n)	5,585,000	5,585,973
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	10,735,000	10,373,691

		$17,521,558
Consumer Services - 0.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,642,834

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 3/01/2018	$1,326,000	$1,326,508
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	4,611,000	4,598,136

		$5,924,644
Electronics - 0.3%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$1,500,000	$1,501,170
Xilinx, Inc., 2.125%, 3/15/2019	2,410,000	2,399,301

		$3,900,471
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$3,762,000	$3,790,215
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	4,456,000	4,444,556

		$8,234,771
Energy - Integrated - 0.6%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$3,056,856
Shell International Finance B.V., 1.375%, 5/10/2019	5,690,000	5,625,104

		$8,681,960
Entertainment - 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$3,003,000	$2,992,737

Financial Institutions - 0.1%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$1,208,000	$1,208,424

Food & Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$5,173,000	$5,156,437
Mondelez International, Inc., FLR, 2.37% (LIBOR-3mo. + 0.61%), 10/28/2019 (n)	7,400,000	7,433,712
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	1,900,000	2,062,921
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	5,038,000	5,024,000
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	525,000	525,618

		$20,202,688
Insurance - 1.2%
American International Group, Inc., 2.3%, 7/16/2019	$2,039,000	$2,032,203
American International Group, Inc., 3.3%, 3/01/2021	5,141,000	5,196,119
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	4,840,000	4,778,360
Metropolitan Life Global Funding I, FLR, 2.043% (U.S. LIBOR-3mo. + 0.43%), 12/19/2018 (n)	3,700,000	3,711,648
Voya Financial, Inc., 2.9%, 2/15/2018	875,000	875,285

		$16,593,615
Insurance - Health - 0.4%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$6,409,000	$6,308,904

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - 3.3%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$9,000,000	$8,908,850
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	7,460,000	7,312,740
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	7,590,000	7,353,792
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	2,070,000	2,069,356
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,150,000	3,132,833
Electricite de France, 2.15%, 1/22/2019 (n)	3,953,000	3,945,495
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	3,870,000	3,761,013
Swedish Export Credit Corp., 1.125%, 8/28/2019	10,280,000	10,098,809

		$46,582,888
International Market Sovereign - 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$2,510,000	$2,473,856

Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/2018	$892,000	$894,571
Baidu, Inc., 2.75%, 6/09/2019	2,189,000	2,186,980

		$3,081,551
Local Authorities - 1.4%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$11,000,000	$10,789,075
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0% 2/15/2023	10,353,000	8,552,199

		$19,341,274
Major Banks - 17.7%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$7,840,000	$7,820,243
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	5,197,000	5,169,222
Bank of America Corp., 6.875%, 4/25/2018	4,213,000	4,260,312
Bank of America Corp., 2.151%, 11/09/2020	3,310,000	3,264,454
Bank of America Corp., 2.369% to 7/21/2020, FLR to 7/21/2021	12,687,000	12,595,938
Bank of America Corp., 2.881% to 4/24/2022, FLR to 4/24/2023	7,801,000	7,732,022
Bank of Montreal, FLR, 2.304% (LIBOR-3mo. + 0.6%), 4/09/2018	1,990,000	1,991,950
Bank of Montreal, FLR, 2.384% (LIBOR-3mo. + 0.65%), 7/18/2019	5,650,000	5,687,567
Barclays PLC, 3.25%, 1/12/2021	10,346,000	10,379,562
Citibank N.A., 2.125%, 10/20/2020	5,897,000	5,809,801
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,390,000	1,385,526
Commonwealth Bank of Australia, 2.3%, 9/06/2019	6,503,000	6,479,824
Credit Agricole, “A”, FLR, 3.138% (LIBOR-3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,114,415
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	4,820,000	4,851,413
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	6,394,000	6,294,029
Goldman Sachs Group, Inc., 2%, 4/25/2019	1,150,000	1,143,504
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	15,694,000	15,669,077
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	6,253,000	6,221,412
Goldman Sachs Group, Inc., 3%, 4/26/2022	4,780,000	4,747,003
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	4,311,000	4,321,609
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	3,245,000	3,215,264
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,740,000	1,739,894
ING Bank N.V., 2%, 11/26/2018 (n)	4,970,000	4,958,476
ING Bank N.V., 2.3%, 3/22/2019 (n)	4,000,000	3,993,493
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,315,000
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR to 4/25/2023	7,272,000	7,175,112
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	2,790,000	2,788,568
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	3,172,000	3,152,925
Mizuho Bank Ltd., FLR, 2.935% (U.S. LIBOR-3mo. + 1.19%), 10/20/2018 (n)	4,060,000	4,088,713
Morgan Stanley, 2.375%, 7/23/2019	15,440,000	15,405,891
Morgan Stanley, 2.65%, 1/27/2020	9,508,000	9,506,186
National Australia Bank Ltd., 1.375%, 7/12/2019	4,140,000	4,078,246

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
PNC Bank N.A., 2.25%, 7/02/2019	$5,130,000	$5,114,869
Royal Bank of Canada, 1.5%, 7/29/2019	8,893,000	8,777,456
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	2,500,000	2,499,825
Sumitomo Mitsui Banking Corp., FLR, 2.409% (U.S. LIBOR-3mo. + 0.67%), 10/19/2018	6,250,000	6,271,324
Sumitomo Mitsui Financial Group, 3.102%, 1/17/2023	4,012,000	3,988,346
Svenska Handelsbanken AB, 2.25%, 6/17/2019	6,504,000	6,490,484
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,820,000	2,817,013
Toronto-Dominion Bank, 1.45%, 9/06/2018	7,260,000	7,234,382
Toronto-Dominion Bank, FLR, 2.063% (U.S. LIBOR-3mo. + 0.65%), 8/13/2019	3,170,000	3,195,745
UBS AG, 2.375%, 8/14/2019	4,186,000	4,176,983
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	6,146,000	6,136,485
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	8,600,000	8,645,453

		$249,705,016
Medical & Health Technology & Services - 1.3%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$6,464,000	$6,459,301
Becton, Dickinson and Co., 2.404%, 6/05/2020	2,975,000	2,944,683
Becton, Dickinson and Co., 2.894%, 6/06/2022	3,466,000	3,407,461
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	5,170,000	5,162,580

		$17,974,025
Medical Equipment - 1.0%
Abbott Laboratories, 2.35%, 11/22/2019	$6,330,000	$6,312,336
Medtronic, Inc., 1.5%, 3/15/2018	3,230,000	3,229,322
Zimmer Holdings, Inc., 2%, 4/01/2018	4,531,000	4,530,417

		$14,072,075
Metals & Mining - 0.5%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$1,620,000	$1,619,514
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	2,980,000	2,979,464
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,166,426

		$6,765,404
Midstream - 1.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$5,818,000	$5,815,904
EL Paso LLC, 6.5%, 9/15/2020	6,336,000	6,879,779
EnLink Midstream Partners LP, 2.7%, 4/01/2019	2,163,000	2,156,354
Enterprise Products Operating LP, 6.5%, 1/31/2019	1,280,000	1,331,762
ONEOK Partners LP, 3.2%, 9/15/2018	3,550,000	3,567,957

		$19,751,756
Mortgage-Backed - 0.9%
Fannie Mae, 5%, 2/01/2018 - 7/01/2023	$483,225	$497,561
Fannie Mae, 4.5%, 10/01/2018 - 3/01/2023	429,219	445,832
Fannie Mae, 5.5%, 1/01/2019 - 2/01/2019	17,341	17,421
Fannie Mae, 3%, 12/01/2031	2,735,870	2,754,791
Fannie Mae, 3.46%, 2/01/2033	25,370	26,028
Fannie Mae, 3.355%, 3/01/2033	79,846	81,426
Fannie Mae, 3.5%, 5/01/2033	238,789	250,591
Fannie Mae, 2%, 5/25/2044	8,014,591	7,774,057
Fannie Mae, FLR, 1.745%, 5/25/2018	264,020	263,745
Freddie Mac, 5%, 5/01/2018 - 8/01/2020	215,334	219,971
Freddie Mac, 5.5%, 6/01/2019 - 11/01/2019	74,931	76,163
Freddie Mac, 0.883%, 4/25/2024 (i)	328,291	15,090
Ginnie Mae, 2.75%, 7/20/2032	73,590	76,375

		$12,499,051

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 1.6%
AT&T, Inc., 2.3%, 3/11/2019	$4,270,000	$4,267,541
AT&T, Inc., 2.45%, 6/30/2020	6,250,000	6,211,408
AT&T, Inc., 3.2%, 3/01/2022	5,118,000	5,130,808
AT&T, Inc., FLR, 2.372% (U.S. LIBOR-3mo. + 0.91%), 11/27/2018	3,850,000	3,873,137
British Telecommunications PLC, 2.35%, 2/14/2019	2,970,000	2,972,591

		$22,455,485
Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$5,697,000	$5,715,457

Other Banks & Diversified Financials - 9.1%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$1,021,000	$1,024,217
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	5,610,000	5,577,071
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	6,421,000	6,339,240
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,530,000	4,530,453
BPCE S.A., 2.5%, 7/15/2019	5,559,000	5,559,645
Branch Banking & Trust Co., 1.45%, 5/10/2019	5,620,000	5,555,586
Capital One Financial Corp., 2.5%, 5/12/2020	4,324,000	4,294,198
Capital One Financial Corp., 2.4%, 10/30/2020	2,132,000	2,105,011
Citigroup, Inc., 2.4%, 2/18/2020	10,463,000	10,413,535
Citigroup, Inc., FLR, 3.142% (LIBOR-3mo. + 0.72%), 1/24/2023	5,909,000	5,910,151
Citizens Bank N.A., 2.3%, 12/03/2018	5,000,000	5,002,791
Citizens Bank N.A., 2.25%, 3/02/2020	3,450,000	3,417,772
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	836,334
Compass Bank, 2.875%, 6/29/2022	6,688,000	6,554,723
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,223,249
Fifth Third Bancorp, 2.3%, 3/01/2019	1,859,000	1,854,677
Fifth Third Bancorp, 2.3%, 3/15/2019	3,120,000	3,118,757
First Republic Bank, 2.375%, 6/17/2019	1,333,000	1,327,196
Groupe BPCE S.A., 2.5%, 12/10/2018	2,520,000	2,527,043
Intesa Sanpaolo S.p.A., FLR, 2.351%, 7/17/2019	10,767,000	10,768,507
Lloyds Bank PLC, 1.75%, 5/14/2018	2,040,000	2,039,196
Lloyds Bank PLC, 2.3%, 11/27/2018	1,700,000	1,702,766
Lloyds Bank PLC, FLR, 2.745% (U.S. LIBOR-3mo. + 1%), 1/22/2019	6,220,000	6,268,318
National Bank of Canada, FLR, 2.414% (LIBOR-3mo. + 0.84%), 12/14/2018	5,040,000	5,071,101
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	4,560,000	4,505,973
Santander UK PLC, 3.05%, 8/23/2018	2,403,000	2,415,500
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,020,409
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	7,302,000	7,204,833
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (z)	3,485,000	3,516,560

		$127,684,812
Pharmaceuticals - 3.7%
AbbVie, Inc., 1.8%, 5/14/2018	$5,760,000	$5,759,031
Actavis Funding SCS, 2.35%, 3/12/2018	4,615,000	4,617,374
Actavis Funding SCS, 3%, 3/12/2020	2,399,000	2,408,430
Amgen, Inc., 2.2%, 5/11/2020	8,647,000	8,576,749
Celgene Corp., 2.875%, 8/15/2020	6,424,000	6,450,662
Celgene Corp., 2.75%, 2/15/2023	4,506,000	4,398,946
EMD Finance LLC, 1.7%, 3/19/2018 (n)	5,140,000	5,139,165
Gilead Sciences, Inc., 1.85%, 9/04/2018	4,760,000	4,756,321
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	10,330,000	10,195,972

		$52,302,650
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 4.75%, 7/15/2020	$1,200,000	$1,256,325

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$1,686,000	$1,686,524

Retailers - 0.7%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$6,472,000	$6,438,198
Dollar General Corp., 1.875%, 4/15/2018	660,000	659,540
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	2,068,000	2,068,025

		$9,165,763
Supranational - 0.3%
Corporacion Andina de Fomento, 2%, 5/10/2019	$4,870,000	$4,840,036

Telecommunications - Wireless - 2.0%
American Tower Corp., REIT, 2.8%, 6/01/2020	$2,158,000	$2,159,713
American Tower Corp., REIT, 3%, 6/15/2023	5,297,000	5,200,134
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	2,840,000	2,837,268
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,168,755
Crown Castle International Corp., 3.15%, 7/15/2023	2,734,000	2,697,665
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	6,579,000	6,899,847
SBA Tower Trust, 2.898%, 10/08/2019 (n)	4,150,000	4,160,492
SBA Tower Trust, 2.877%, 7/10/2046 (n)	1,843,000	1,833,785

		$27,957,659
Tobacco - 1.7%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$7,295,000	$7,208,106
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	4,696,000	4,693,325
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	8,541,000	8,567,537
Reynolds American, Inc., 2.3%, 6/12/2018	3,640,000	3,643,138

		$24,112,106
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$5,870,000	$5,853,212

U.S. Government Agencies and Equivalents - 0.3%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$4,500,000	$4,480,271

U.S. Treasury Obligations - 8.5%
U.S. Treasury Notes, 1.75%, 11/30/2019	$43,839,000	$43,541,032
U.S. Treasury Notes, 1.375%, 2/15/2020	40,000,000	39,371,875
U.S. Treasury Notes, 1.875%, 2/28/2022	37,496,000	36,650,875

		$119,563,782
Utilities - Electric Power - 2.9%
Dominion Energy, Inc., 2.962%, 7/01/2019	$2,840,000	$2,853,714
Dominion Energy, Inc., 1.6%, 8/15/2019	1,640,000	1,616,573
Dominion Energy, Inc., 2.579%, 7/01/2020	4,253,000	4,221,292
Dominion Resources, Inc., 2.5%, 12/01/2019	7,000,000	6,975,198
Emera U.S. Finance LP, 2.15%, 6/15/2019	4,397,000	4,369,985
Eversource Energy, 2.5%, 3/15/2021	3,117,000	3,096,660
FirstEnergy Corp., 2.85%, 7/15/2022	2,128,000	2,090,115
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	3,623,000	3,615,203
Southern Co., 2.45%, 9/01/2018	2,700,000	2,705,483
Southern Co., 1.85%, 7/01/2019	5,610,000	5,564,103
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,022,989

		$41,131,315
Total Bonds		$1,417,735,326

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 0.0%
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.44% (v)	138,594	$138,580
Total Investments		$1,417,873,906

Other Assets, Less Liabilities - (0.6)%		(8,555,656)
Net Assets - 100.0%		$1,409,318,250

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $138,580 and $1,417,735,326, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $579,788,449, representing 41.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FLR, 1.871% (U.S. LIBOR-1mo. + 0.31%), 8/25/2035	6/09/05	$452,018	$428,744
Bayview Commercial Asset Trust, FLR, 1.831% (U.S. LIBOR-1mo. + 0.27%), 4/25/2036	2/23/06	392,878	371,528
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.167% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	526,009	467,776
Commercial Mortgage Asset Trust, 0.965%, 1/17/2032	8/25/03	0	83
Morgan Stanley Capital I, Inc., 1.47%, 3/15/2031	6/10/03	0	2
UniCredito Italiano S.p.A., 3.75%, 4/12/2022	1/05/18	3,534,628	3,516,560
Total Restricted Securities			$4,784,693
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Insurers
AGM	Assured Guaranty Municipal

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

1/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$124,044,053	$—	$124,044,053
Non-U.S. Sovereign Debt	—	62,131,551	—	62,131,551
Municipal Bonds	—	8,552,199	—	8,552,199
U.S. Corporate Bonds	—	496,738,752	—	496,738,752
Residential Mortgage-Backed Securities	—	38,886,940	—	38,886,940
Commercial Mortgage-Backed Securities	—	40,074,641	—	40,074,641
Asset-Backed Securities (including CDOs)	—	313,621,337	—	313,621,337
Foreign Bonds	—	333,685,853	—	333,685,853
Mutual Funds	138,580	—	—	138,580
Total	$138,580	$1,417,735,326	$—	$1,417,873,906

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		55,980,291	478,971,881	(534,813,578)	138,594

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,106)	$(4,975)	$—	$236,883	$138,580

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2018, are as follows:

United States	70.9%
United Kingdom	5.5%
Canada	4.0%
Japan	2.9%
France	2.8%
Netherlands	2.2%
Sweden	2.1%
Switzerland	2.1%
China	1.3%
Other Countries	6.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

11

Quarterly Report
January 31, 2018
MFS®  Municipal Limited
Maturity Fund

Portfolio of Investments
1/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.4%
Alabama - 0.6%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/2018	$2,335,000	$ 2,363,674
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2018	1,000,000	1,015,210
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	1,615,000	1,677,824
Alabama State Industrial Development Authority, Solid Water Disposal Rev. (Pine City Fiber Company Project), 6.45%, 12/01/2023	250,000	248,040
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,396,418
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,310,660
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,560,752
		$ 11,572,578
Alaska - 0.4%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$ 1,513,736
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,320,588
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,337,960
		$ 7,172,284
Arizona - 1.7%
Arizona Health Facilities Authority Rev. (Phoenix Children's Hospital), “A-1”, FLR, 3.01% (MUNIPSA + 1.85%), 2/01/2048 (Put Date 2/05/2020)	$3,000,000	$ 3,045,330
Chandler, AZ, 5%, 7/01/2022 (Prerefunded 7/01/2018)	1,000,000	1,014,660
Mohave County, AZ, Kingman Unified School District Number 20, Refunding , BAM, 5%, 7/01/2024	2,530,000	2,951,549
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,416,794
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/2020	775,000	770,699
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/2025	1,240,000	1,265,507
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies), “A”, 2.95%, 7/01/2026	3,480,000	3,371,145
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	410,000	407,257
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2023	3,500,000	4,011,980
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2025	3,310,000	3,915,333
Salt River, AZ, Agricultural Improvement & Power District, “A” , 5%, 1/01/2025	3,800,000	4,494,944
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2018	525,000	533,253
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/2027 (Put Date 6/01/2018)	3,000,000	3,003,450
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,280,000	1,280,128
		$ 31,482,029
Arkansas - 0.7%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$ 375,988
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	504,604
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	420,630
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,525,900
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,288,902
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	340,182
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,917,214
		$ 12,373,420
California - 6.3%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2018	$3,510,000	$ 3,542,748
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/2019	3,000,000	3,098,700
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2019	1,000,000	1,041,630
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	1,250,000	1,338,900
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2018	400,000	406,948
California Educational Facilities Authority Rev. (University of San Francisco), ETM, 5%, 10/01/2021	245,000	273,780
California Educational Facilities Authority Rev., Unrefunded Balance (University of San Francisco), 5%, 10/01/2021	255,000	283,994
California Health Facilities Financing Authority Refunding Rev. (Stanford Health Care), “A”, 5%, 11/15/2023	1,500,000	1,758,105
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	2,750,000	2,903,037

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	$2,400,000	$ 2,600,232
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2018	235,000	239,761
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,288,494
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,144,550
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 1.55%, 11/01/2042 (Put Date 4/16/2018)	4,000,000	4,000,720
California Public Finance Authority, University Housing Rev. (NCCD Claremont Properties LLC, Claremont Colleges Project), “A”, 5%, 7/01/2027	750,000	844,027
California Public Finance Authority, University Housing Rev. (NCCD Claremont Properties LLC, Claremont Colleges Project), “A”, 5%, 7/01/2032	700,000	764,288
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	396,781
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	415,516
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	335,172
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2021	750,000	790,860
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2022	1,120,000	1,188,813
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2023	1,245,000	1,330,519
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3%, 11/01/2022	310,000	310,161
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	1,335,000	1,340,407
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/2018	3,500,000	3,500,455
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/2018	400,000	405,872
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	510,278
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2019	475,000	500,175
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2020	550,000	595,771
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2018	235,000	236,598
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2019	565,000	581,526
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	338,598
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	1,013,858
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Projects II), 5%, 8/01/2018	500,000	509,415
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	1,865,000	2,120,095
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	1,865,000	2,157,954
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,456,600
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B” , 5%, 5/15/2026	1,350,000	1,600,020
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/2019	1,000,000	1,051,220
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2019	2,575,000	2,613,419
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2020	2,705,000	2,745,359
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	830,310
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), “A”, AGM, 5%, 9/01/2024	4,000,000	4,677,240
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2018	1,210,000	1,226,565
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,344,980
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,902,757
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2020	750,000	812,183
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,333,896
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,273,470
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	538,730
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	3,090,000	3,101,896
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	315,971
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	715,000	788,738
San Jose, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency), “B”, 5%, 8/01/2022	3,500,000	3,991,505
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/2020	1,000,000	1,078,000
San Ramon CA, Public Financing Authority, “A”, AMBAC, 0%, 2/01/2026	1,690,000	1,298,748
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2018	600,000	612,510
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2019	625,000	657,425
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2020	985,000	1,069,060
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,504,102

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
State of California, 5%, 8/01/2026	$3,490,000	$ 4,207,579
State of California, “B”, FLR, 1.855% (LIBOR-1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,060,900
State of California, General Obligation, 5%, 3/01/2026	5,750,000	6,791,900
State of California, Various Purpose General Obligation, 5%, 11/01/2022	6,000,000	6,896,220
University of California, “AK”, 5%, 5/15/2048 (Put Date 5/15/2023)	5,000,000	5,795,000
		$ 114,685,041
Colorado - 1.5%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$2,165,000	$ 2,279,117
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/2019	155,000	159,053
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	1,325,000	1,361,544
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2018	300,000	302,136
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	323,321
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	582,501
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	55,000	60,711
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,278,204
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,959,703
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	2,120,000	2,160,407
Colorado Springs, CO, Utility Rev., “A”, VRDN, 1.15%, 11/01/2037	3,250,000	3,250,000
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2018	300,000	308,862
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	472,012
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021 (Prerefunded 9/01/2019)	1,500,000	1,605,750
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,748,415
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,350,420
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,813,479
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,138,900
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	579,895
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,519,011
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,468,907
		$ 26,722,348
Connecticut - 2.7%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$ 2,166,946
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	3,134,264
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	2,074,950
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), “M”, AGM, 5%, 7/01/2019	2,350,000	2,464,609
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “C-2”, 5%, 7/01/2057 (Put Date 2/01/2023)	20,000,000	22,850,200
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	1,974,973
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	4,160,239
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,421,500
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,467,832
		$ 48,715,513
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$ 224,221
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	480,000	474,576
		$ 698,797
District of Columbia - 0.1%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$45,000	$ 43,876
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	1,045,000	1,234,271
		$ 1,278,147
Florida - 3.1%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	$1,005,000	$ 1,034,457
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,084,938
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,140,523
Broward County, FL, School Board Certificates of Participation, “C”, 5%, 7/01/2022	2,500,000	2,818,675
Broward County, FL, School Board Certificates of Participation, “C”, 5%, 7/01/2023	2,500,000	2,870,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	$60,000	$ 60,161
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	394,705
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	611,831
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	709,366
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	4,000,000	4,183,120
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,537,603
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,416,038
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	666,732
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,498,055
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,439,818
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	322,656
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	219,694
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	454,292
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2018	2,000,000	2,046,840
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	1,976,044
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	417,882
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/2018	1,600,000	1,618,464
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,852,743
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	1,995,455
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	2,014,385
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2025	800,000	937,584
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2026	1,100,000	1,298,715
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	645,324
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,318,116
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “B-2”, 2.7%, 1/01/2022	1,100,000	1,097,151
South Florida, Water Management District, COP, 5%, 10/01/2024	2,000,000	2,337,180
South Miami, FL, Health Facilities Baptist Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	1,930,000	2,159,419
South Miami, FL, Health Facilities Baptist Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2023	2,100,000	2,387,280
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2018	200,000	202,824
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2019	500,000	522,445
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,223,350
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,099,130
West Palm Beach, FL, Utility System Rev., “C”, VRDN, 1.1%, 10/01/2038	4,775,000	4,775,000
		$ 57,388,520
Georgia - 3.1%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	$400,000	$ 425,292
Atlanta, GA, Tax Allocation Rev. (Eastside Project), 5%, 1/01/2026	575,000	661,584
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle Project), 1.85%, 12/01/2049 (Put Date 8/22/2019)	7,500,000	7,469,175
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,111,820
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,271,150
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,493,867
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FLR, 2.11% (MUNIPSA + 0.95%), 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,506,250
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 3.5%, 6/01/2039	3,760,000	3,913,897
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,628,122
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,928,027
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,994,440
Main Street National Gas, Inc. (Gas Project Rev.), “A”, 5%, 3/15/2019	2,500,000	2,592,175
Main Street National Gas, Inc. (Gas Supply Rev.), “B”, 0%, 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,974,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	$2,750,000	$ 2,715,212
		$ 55,685,111
Guam - 0.5%
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2020	$1,500,000	$ 1,587,300
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2021	2,385,000	2,564,686
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,367,309
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2018	750,000	768,480
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,642,650
		$ 9,930,425
Hawaii - 0.3%
State of Hawaii, “FH”, 5%, 10/01/2025	$5,000,000	$ 5,924,150
Illinois - 12.9%
Chicago, IL, “A”, 5%, 1/01/2022	$1,000,000	$ 1,078,680
Chicago, IL, “A”, AGM, 5%, 1/01/2022	20,000	20,083
Chicago, IL, “A”, AGM, 5%, 1/01/2022	95,000	95,276
Chicago, IL, “A”, AGM, 5%, 1/01/2023	60,000	60,172
Chicago, IL, “A”, AGM, 5%, 1/01/2024	10,000	10,041
Chicago, IL, “A”, AGM, 5%, 1/01/2026	5,000	5,015
Chicago, IL, “A”, AGM, 5%, 1/01/2027	150,000	150,368
Chicago, IL, “A”, AGM, 5%, 1/01/2028	3,430,000	3,597,110
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	4,320,000	4,337,064
Chicago, IL, “A”, ASSD GTY, 5.25%, 1/01/2025	1,900,000	1,905,833
Chicago, IL, “C”, NATL, 5%, 1/01/2023	245,000	245,703
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 1/01/2022	3,820,000	3,835,127
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 12/01/2024	1,515,000	1,520,984
Chicago, IL, (Modern Schools Across Chicago Program), “D”, AMBAC, 5%, 12/01/2022	2,730,000	2,740,811
Chicago, IL, (Modern Schools Across Chicago Program), “G”, AMBAC, 5%, 12/01/2023	415,000	416,660
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2020	1,165,000	1,169,625
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2021	2,000,000	2,007,940
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,306,481
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,425,000	6,029,074
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	657,908
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	539,197
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	2,710,051
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	550,000	522,610
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	360,000	301,716
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	6,526,278
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,299,471
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	1,755,000	1,776,622
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	4,140,000	4,262,006
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,171,690
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	4,767,586
Chicago, IL, General Obligation, “A”, AMBAC, 5.5%, 12/01/2019	200,000	208,796
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	5,647,336
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	925,149
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,771,900
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,671,122
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,709,170
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,500,000	2,864,050
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5%, 1/01/2027	1,500,000	1,728,015
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,304,020
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,802,678
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,247,118
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,288,942
Cook County, IL, “C”, AGM, 5%, 11/15/2025	10,000,000	11,006,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Cook County, IL, General Obligation Refunding, 5%, 11/15/2020	$700,000	$ 757,204
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	662,298
Illinois Finance Authority Rev. (DePaul University), 5%, 10/01/2020	3,330,000	3,592,304
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,431
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	440,436
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	388,759
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	922,045
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/2018	1,405,000	1,410,269
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	1,000,000	1,059,560
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2025	5,000,000	5,700,550
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2026	2,700,000	3,076,110
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.445% (70% of LIBOR 1-Mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	700,000	703,598
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2022	4,380,000	4,778,492
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,317,768
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), AGM, 5%, 5/15/2024 (Prerefunded 5/15/2018)	325,000	328,451
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), AGM, 5%, 5/15/2024 (Prerefunded 5/15/2018)	4,675,000	4,724,648
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/2019	570,000	582,762
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	830,000	882,522
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,082,680
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	864,660
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	869,745
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2027	1,000,000	1,165,700
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2019	1,000,000	1,032,190
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,812,675
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	1,605,000	1,801,083
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,135,000	1,291,959
Illinois Sports Facilities Authority, AMBAC, 5.5%, 6/15/2030	705,000	706,403
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	945,000	1,040,568
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/2018	6,000,000	6,172,080
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,062,137
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded, 0%, 1/01/2021	4,215,000	3,909,370
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2018	465,000	473,193
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2020	785,000	821,785
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2028	450,000	502,060
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2029	465,000	517,443
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), NATL, 5.5%, 6/15/2029	2,935,000	3,330,785
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, 0%, 6/15/2018	215,000	212,861
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, ETM, NATL, 0%, 6/15/2018	7,180,000	7,142,520
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/2018	620,000	624,179
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	520,120
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	497,876
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	558,017
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	556,320
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,144,710
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,453,510
State of Illinois, 5%, 6/01/2020	2,250,000	2,339,640
State of Illinois, 5%, 1/01/2022	500,000	514,500
State of Illinois, 5%, 1/01/2024	3,000,000	3,097,140
State of Illinois, 5%, 11/01/2027	4,235,000	4,527,935
State of Illinois, AGM, 5%, 2/01/2027	910,000	1,013,440
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,636,102
State of Illinois, NATL, 5%, 4/01/2021	2,145,000	2,150,727
State of Illinois, NATL, 6%, 11/01/2026	2,565,000	2,935,617
State of Illinois, “A”, 5%, 11/01/2018	8,815,000	8,985,394
State of Illinois, “A”, 5%, 12/01/2020	1,630,000	1,708,273
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,784,532
State of Illinois, “B”, 5%, 12/01/2020	900,000	943,218
State of Illinois, “C”, 5%, 11/01/2029	7,515,000	7,997,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Will County, IL, Forest Preservation District, 5%, 12/15/2019	$1,250,000	$ 1,327,462
		$ 235,703,732
Indiana - 1.2%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$ 1,163,370
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,112,380
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,098,540
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	353,338
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,167,500
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	1,890,000	1,864,315
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/2018	515,000	516,154
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/2019	525,000	526,900
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,765,306
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/2019	3,000,000	3,051,930
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,400,000	1,567,314
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,401,640
		$ 21,588,687
Iowa - 0.2%
Iowa Higher Education Loan Authority Rev., Private College Facilities (Grinnell College Project), 5%, 12/01/2026	$425,000	$ 514,326
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	890,000	910,951
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	2,395,000	2,461,629
		$ 3,886,906
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$ 1,299,252
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,321,332
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,467,219
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	1,000,000	1,053,810
		$ 5,141,613
Kentucky - 1.4%
City of Owensboro, KY, Electric Light and Power System Rev., 4%, 1/01/2026	$2,100,000	$ 2,287,068
City of Owensboro, KY, Electric Light and Power System Rev., 4%, 1/01/2027	1,250,000	1,360,375
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,957,900
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,233,440
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,938,215
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/2018	1,000,000	1,016,610
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 2.5%, 5/15/2022	2,520,000	2,520,201
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	2,860,000	2,880,220
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/2020	5,000,000	5,372,500
Louisville & Jefferson County, KY, Metro Government College Improvement Refunding Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,236,541
Louisville & Jefferson County, KY, Metro Government College Improvement Refunding Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,140,283
		$ 24,943,353
Louisiana - 0.7%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$ 1,602,890
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,305,662
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/2018	2,525,000	2,547,851
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,481,127
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	740,012
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,614,868
		$ 13,292,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - 0.3%
Portland, ME, General Airport Rev., 4%, 7/01/2018	$440,000	$ 444,149
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	209,668
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,386,050
		$ 6,039,867
Maryland - 1.6%
Baltimore, MD, Convention Center Hotel Refunding Rev., 5%, 9/01/2024	$850,000	$ 991,083
Baltimore, MD, Convention Center Hotel Refunding Rev., 5%, 9/01/2026	2,000,000	2,373,760
Howard County, MD, Special Obligation Bonds (Downtown Columbia Project), “A”, 4%, 2/15/2028	500,000	514,195
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	3,000,000	3,123,810
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,714,824
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,484,446
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,759,808
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	714,682
Prince George's County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2023	7,000,000	8,143,170
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	630,000	631,222
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,140,590
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	6,090,810
		$ 29,682,400
Massachusetts - 3.1%
Commonwealth of Massachusetts, General Obligation Consolidated Loan of 2016, “D”, 5%, 4/01/2023	$2,160,000	$ 2,484,367
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	6,185,000	6,866,278
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “S”, 5%, 7/01/2022	2,510,000	2,827,691
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “S”, 5%, 7/01/2023	1,400,000	1,604,400
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	60,000	61,811
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	162,061
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2018	1,485,000	1,521,115
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,699,406
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,740,195
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,035,355
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,329,460
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,142,820
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.814%, 12/01/2042 (Prerefunded 5/01/2019)	220,000	231,449
Massachusetts Educational Financing Authority Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	5,909,640
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/2019	1,235,000	1,282,090
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/2020	4,400,000	4,685,868
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2018	1,085,000	1,099,279
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	5,165,000	5,032,466
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	3,585,000	3,582,921
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,551,778
		$ 55,850,450
Michigan - 2.6%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/2022	$3,000,000	$ 3,010,380
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	561,281
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	712,550
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2022	1,250,000	1,419,963
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2023	1,500,000	1,733,040
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	9,441,540
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C”, 5%, 7/01/2026	1,000,000	1,132,040
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2019	1,000,000	1,042,170
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,625,745
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,113,990

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2021	$400,000	$ 434,160
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,613,970
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,850,840
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,083,510
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2023	3,000,000	3,458,490
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2024	3,250,000	3,810,625
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2025	5,000,000	5,941,300
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,719,136
State of Michigan, 5%, 11/15/2018	1,000,000	1,028,030
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	290,888
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	409,966
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	459,308
		$ 46,892,922
Minnesota - 1.1%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	$250,000	$ 293,787
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	237,432
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	1,750,000	1,851,115
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,171,940
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/2019	9,215,000	9,569,409
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,554,300
		$ 19,677,983
Mississippi - 1.9%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2018	$400,000	$ 405,008
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	625,000	651,144
City of Jackson, MS, Water & Sewer System Rev. ., BAM, 4%, 9/01/2019	700,000	719,789
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,315,815
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,048,766
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,812,598
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,558,173
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5%, 10/01/2020	660,000	695,607
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2021	1,165,000	1,262,767
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2022	585,000	626,324
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6%, 10/01/2023	700,000	755,895
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,830,854
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,123,130
Mississippi Development Bank, Special Obligation Refunding (Hinds Community College District), AGM, 4%, 10/01/2028	1,400,000	1,487,388
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,727,300
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 2.05%, 9/01/2022 (Put Date 7/11/2018)	6,500,000	6,501,365
State of Mississippi, “B”, 5%, 12/01/2025	415,000	495,190
		$ 35,017,113
Missouri - 0.6%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$ 448,868
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2018	675,000	685,597
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2025	215,000	241,525
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	552,971
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	607,070
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	600,682
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2018	400,000	403,612
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2019	450,000	470,007
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	970,000	1,016,201
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/2018	1,500,000	1,515,660
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,295,200
		$ 11,837,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.7%
Central Plains Energy Project, NE, Gas Project Refunding Rev. (Project No.3), “A”, 5%, 9/01/2028	$5,000,000	$ 5,831,600
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/2018	2,345,000	2,412,114
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2020	1,710,000	1,839,259
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2021	2,000,000	2,200,480
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	600,000	607,554
		$ 12,891,007
Nevada - 0.1%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/2026 (Put Date 6/01/2018)	$1,950,000	$ 1,975,311
New Hampshire - 0.3%
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	$4,405,000	$ 4,842,945
New Jersey - 6.7%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$ 388,801
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	230,554
City of Trenton, NJ, General Obligation Refunding , AGM, 4%, 7/15/2022	1,325,000	1,412,278
City of Trenton, NJ, General Obligation Refunding , AGM, 4%, 7/15/2023	1,000,000	1,072,840
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,350,552
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,022,337
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	947,441
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	723,186
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2018	1,000,000	1,020,750
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,067,590
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,681,279
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,120,000
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2025	1,000,000	1,149,850
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2026	1,000,000	1,158,400
New Jersey Economic Development Authority Rev., 5%, 6/15/2018	4,000,000	4,048,600
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	101,577
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	606,872
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	704,826
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	535,660
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	324,993
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	465,392
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2025	1,610,000	1,784,363
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2026	2,000,000	2,217,480
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2027	1,500,000	1,661,925
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2028	3,000,000	3,298,830
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	495,000	510,048
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,115,000	1,054,456
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,500,000	6,406,015
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	5,420,000	6,279,070
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,844,572
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,465,276
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,643,252
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,228,460
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,345,000	2,345,891
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	8,270,000	8,189,616
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., “1A”, 2.75%, 12/01/2027	4,600,000	4,326,438
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2019	2,000,000	2,003,120
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	10,770,000	10,958,798

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “B”, AMBAC, 5.5%, 9/01/2026	$1,985,000	$ 2,291,325
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/2018	2,500,000	2,564,050
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2030	6,415,000	6,478,573
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2031	5,135,000	5,185,888
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,286,900
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, AMBAC, 5.25%, 12/15/2023	155,000	174,257
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	1,910,000	2,072,063
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,547,850
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,646,251
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,131,533
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,999,534
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/2018	2,250,000	2,268,495
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, ETM, 5%, 6/01/2019	3,580,000	3,738,093
		$ 122,736,200
New Mexico - 0.6%
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/2018	$2,000,000	$ 2,027,000
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	9,315,000	9,747,775
		$ 11,774,775
New York - 6.1%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$770,000	$ 784,476
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,245,781
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A-2”, 4%, 8/15/2019	15,000,000	15,538,050
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/2018	800,000	807,144
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,068,620
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	216,056
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	274,753
New York Dormitory Authority Rev. (Memorial Sloan-Kettering Cancer), “1”, 5%, 7/01/2027	3,000,000	3,665,010
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	1,300,000	1,448,382
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,716,560
New York Dormitory Authority Rev. (Pace University), “A”, ETM, 4%, 5/01/2018	55,000	55,360
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2018	1,000,000	1,014,580
New York Dormitory Authority Rev., Unrefunded Balance, (Pace University), “A”, 4%, 5/01/2018	1,945,000	1,954,336
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	10,121,500
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,655,397
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,451
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	3,080,173
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	2,675,000	2,791,202
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/2019	1,350,000	1,405,728
New York, NY, “A-4”, VRDN, 1.15%, 8/01/2038	8,000,000	8,000,000
New York, NY, “G-3”, VRDN, 1.1%, 4/01/2042	15,000,000	15,000,000
New York, NY, “G-4”, VRDN, 1.1%, 4/01/2042	6,000,000	6,000,000
New York, NY, “I”, VRDN, 5%, 8/01/2022	7,500,000	8,501,100
New York, NY, “J-4”, FLR, 1.71% (MUNIPSA + 0.55%), 8/01/2025	1,035,000	1,034,979
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2018	3,250,000	3,298,750
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2019	1,250,000	1,310,425
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/2018	250,000	252,000
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), “A”, ETM, 5%, 7/01/2019	250,000	256,800
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,410,000	1,493,740
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,197,560
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,175,990
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,378,820
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,800,630
		$ 110,549,353

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.2%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$ 4,469,902
Durham County, NC, 5%, 4/01/2019	1,000,000	1,041,400
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2022	665,000	732,238
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2023	325,000	362,040
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/2024	700,000	789,614
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev. , AGM, 5%, 1/01/2026	1,500,000	1,748,970
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev. , AGM, 5%, 1/01/2027	4,000,000	4,689,840
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	543,060
Raleigh Durham, NC, Airport Authority Refunidng Rev., “C” , 1.13%, 5/01/2036	4,750,000	4,750,000
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	752,651
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,176,270
		$ 21,055,985
North Dakota - 0.1%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/2018	$1,180,000	$ 1,187,847
Ohio - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	$3,775,000	$ 3,635,476
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,444,687
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	406,924
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	417,775
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	439,478
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2018	335,000	336,414
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2019	345,000	350,810
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	306,615
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	377,406
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	386,206
Columbus, OH, 5%, 7/01/2022	2,350,000	2,664,477
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2026	2,000,000	2,223,340
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2027	2,150,000	2,396,175
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	115,000	115,474
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	8,889,760
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	698,756
Ohio Hospital Refunding Rev. (Cleveland Clinic Health System Obligated Group), “A”, 5%, 1/01/2027	4,250,000	5,116,787
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,116,380
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	880,563
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,165,340
		$ 34,368,843
Oklahoma - 0.3%
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	$1,500,000	$ 1,601,925
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	763,063
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	664,302
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	1,000,000	1,057,640
Tulsa, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	916,304
Tulsa, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	577,965
		$ 5,581,199
Oregon - 1.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$ 370,195
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	500,000	565,295
Lake Oswego, OR, 4%, 6/01/2019	1,195,000	1,235,319
Lake Oswego, OR, 4%, 6/01/2020	1,830,000	1,930,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Lake Oswego, OR, 4%, 6/01/2021	$2,330,000	$ 2,505,123
Oregon Health & Science University Rev., “A”, 5%, 7/01/2018	785,000	796,744
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,745,055
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,173,380
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/2018	5,000,000	5,014,800
State of Oregon, “A”, 5%, 5/01/2025	2,000,000	2,374,660
State of Oregon, “A”, 5%, 5/01/2026	2,000,000	2,401,820
Washington County, OR, School District, AGM, 5.25%, 6/15/2018	1,000,000	1,014,190
		$ 21,127,066
Pennsylvania - 6.6%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2026	$525,000	$ 609,231
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 1.642% (LIBOR-3mo. + 0.72%), 2/01/2021	985,000	986,103
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2022	1,000,000	1,084,140
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/2033 (Put Date 5/01/2018)	2,000,000	2,015,620
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,250,000	1,447,825
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	1,500,000	1,756,005
Bethlehem Area School District, PA, (Northampton and Lehigh Counties), “A” , AGM, 5%, 2/01/2025	4,575,000	5,301,876
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2018	1,000,000	1,027,150
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	529,260
Cambria County, PA, ETM, BAM, 4%, 8/01/2019	900,000	933,057
Cambria County, PA, Unrefunded Balance, BAM, 4%, 8/01/2019	1,445,000	1,483,105
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2024	750,000	870,293
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2029	450,000	521,118
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,457,010
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,065,476
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	627,377
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,119,556
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	810,315
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,446,732
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2019	445,000	461,296
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	530,855
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2025	500,000	590,720
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2023	300,000	349,290
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2024	600,000	706,824
Lancaster County School District, PA, “B”, AGM, 5%, 6/01/2025	2,000,000	2,330,020
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	329,364
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	357,718
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	805,665
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	304,300
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,164,594
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,169,800
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	888,503
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	305,000	320,162
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,461,909
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,309,210
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	491,663
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	454,732
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	469,028
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	425,067
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	655,000	745,750
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,344,672
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,241,841
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,370,518
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,134,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	$3,485,000	$ 3,775,405
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	881,566
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.2%, 8/01/2045 (Put Date 5/01/2018)	5,155,000	5,155,000
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 1.7%, 8/01/2037 (Put Date 8/03/2020)	2,000,000	1,996,580
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “B”, 1.45%, 12/01/2030 (Put Date 4/02/2018)	3,975,000	3,975,437
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/2018	265,000	267,740
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,397,332
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), ETM, 5%, 7/01/2018	1,005,000	1,020,366
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2022	2,955,000	3,323,695
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2023	2,880,000	3,295,728
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,587,653
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2025	800,000	930,024
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2026	1,155,000	1,352,632
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2027	1,750,000	2,062,725
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,638,500
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,701,800
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/2018	1,330,000	1,360,444
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,398,637
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,125,280
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,128,760
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2020	855,000	911,592
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2022	930,000	1,025,753
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2025	1,605,000	1,805,561
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2025	850,000	988,703
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2026	1,000,000	1,150,530
		$ 120,107,153
Puerto Rico - 5.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,135,000	$ 1,139,188
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,893,007
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,348,429
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	550,000	553,778
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2030	2,535,000	2,844,270
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	3,880,000	4,080,053
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	544,015
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	729,803
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,922,352
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	70,000	68,832
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	350,000	330,025
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	610,000	550,464
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	580,000	583,451
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	8,220,000	8,263,730
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	8,765,000	8,808,562
Commonwealth of Puerto Rico, Public Improvement, “A”, AMBAC, 5.5%, 7/01/2019	1,265,000	1,290,781
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	1,355,000	1,512,979
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	200,000	201,492
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,004,660
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,027
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,434,588
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,930,904
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2018	1,005,000	1,009,020
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	39,765
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2021	5,115,000	5,101,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	$1,095,000	$ 1,088,277
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	430,841
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	107,018
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	111,014
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	280,000	275,565
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	362,189
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	705,000	685,887
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,625,000	1,626,284
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	345,000	342,975
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	841,845
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	515,632
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	23,927
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	260,936
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,078,397
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,313,851
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4%, 7/01/2018	1,300,000	1,299,922
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	100,000	100,197
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	6,490,000	6,511,677
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	191,160
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	420,000	408,925
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5%, 3/01/2021	25,000	24,938
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	310,000	309,225
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	220,000	220,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	107,800
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	379,050
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	289,837
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	85,950
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	368,550
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	310,000	312,446
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,950,000	4,032,871
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	4,870,000	4,935,112
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	2,270,000	2,274,336
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,510,000	1,505,485
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	135,308
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	390,909
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	6,390,000	6,437,733
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	3,210,000	3,365,171
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	236,572
		$ 96,508,023
Rhode Island - 1.5%
Providence, RI, “A”, 4%, 7/15/2019	$400,000	$ 412,560
Providence, RI, “A”, 5%, 1/15/2020	1,625,000	1,721,102
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,084,690
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2019	2,000,000	2,072,900
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2021	2,240,000	2,444,400
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,685,400
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	957,502
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	607,437
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	1,510,000	1,542,390
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/2018	3,200,000	3,201,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/2019	$4,590,000	$ 4,606,294
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2020	2,000,000	2,139,140
		$ 26,475,735
South Carolina - 0.8%
Berkeley County, SC, School District Rev., 5%, 12/01/2018	$630,000	$ 649,234
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	3,095,000	3,543,620
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2023	650,000	742,827
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,884,693
Richland County, SC, School District No. 1, 4%, 3/01/2019	1,270,000	1,305,687
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,493,518
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,141,220
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,724,850
		$ 15,485,649
Tennessee - 2.0%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2018	$5,120,000	$ 5,243,341
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2018	1,000,000	1,000,000
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2019	920,000	952,310
Clarksville, TN, Water, Sewer & Gas Refunding Rev., 5%, 2/01/2022	1,000,000	1,120,420
Clarksville, TN, Water, Sewer & Gas Refunding Rev., 5%, 2/01/2023	3,500,000	4,004,140
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	789,142
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	949,263
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	846,412
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,534,950
Maury County, TN, General Obligation School Bonds , 5%, 4/01/2022	1,535,000	1,727,228
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,290,125
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/2018	1,100,000	1,106,655
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 4%, 5/01/2048 (Put Date 5/01/2023)	7,500,000	8,068,950
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,053,030
		$ 36,685,966
Texas - 5.1%
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2025	$1,000,000	$ 1,182,780
Arlington, TX, Independent School District Rev., “A”, Texas PSF, 5%, 2/15/2019	1,275,000	1,321,907
Austin, TX, Convention Enterprises, Inc. Convention Center Refunding Rev., “A”, 5%, 1/01/2025	1,740,000	2,024,194
Austin, TX, Convention Enterprises, Inc. Convention Center Refunding Rev., “B”, 5%, 1/01/2024	1,200,000	1,366,068
Brownsville, TX, Independent School District, “A”, Texas PSF, 5%, 2/15/2021	6,595,000	7,234,253
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,390,000	2,437,489
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/2018	5,415,000	5,515,502
Dallas, TX, Independent School District, Texas PSF, 5.25%, 2/15/2018	795,000	796,145
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	673,381
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	574,901
Fort Bend, TX, Independent School District, Unlimited Tax Refunding Bonds, “E”, Texas PSF, 5%, 2/15/2025	2,230,000	2,619,068
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	3,138,832
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/2018	430,000	434,343
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2019 (Prerefunded 11/15/2018)	600,000	616,338
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, ETM, 5%, 11/15/2018	470,000	482,798
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	619,229
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,096,570
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,074,010
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	497,339
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,110,465
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	747,018
Houston, TX, Higher Education Finance Corp. Refunding Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2020	880,000	917,453
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2019	840,000	860,891

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	$250,000	$ 284,045
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	572,365
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	393,106
Klein, TX, Independent School District, Texas PSF, 5%, 8/01/2021 (Prerefunded 8/01/2018)	895,000	911,271
Klein, TX, Independent School District, Texas PSF, 5%, 8/01/2021	105,000	106,898
Lone Star College System, TX, “A”, 5%, 8/15/2018	4,250,000	4,333,258
Matagorda County, TX, Navigation District 1, Pollution Control Rev. (Central Power & Light Co. Project), 1.75%, 5/01/2030 (Put Date 9/01/2020)	6,750,000	6,647,468
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,432,469
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.45%, 1/01/2020 (Put Date 4/02/2018)	7,610,000	7,610,837
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-1”, 3.25%, 11/15/2022	55,000	54,230
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-2”, 3%, 11/15/2021	30,000	29,850
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 1.25%, 11/01/2018	200,000	199,156
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2018	100,000	100,409
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2019	300,000	307,809
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	419,004
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,241,297
Orange County, TX, West Orange-Cove Consolidated Independent School District, Unlimited Tax Refunding , Texas PSF, 5%, 2/15/2026	1,210,000	1,436,730
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,185,150
Tarrant County, TX, 5%, 7/15/2018	2,770,000	2,816,231
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,308,457
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, ETM, 5%, 8/15/2018	500,000	509,795
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	430,000	449,780
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc. Querencia Project), 5%, 11/15/2025	1,675,000	1,881,260
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,323,239
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	841,638
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,516,309
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,615,986
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	275,000	275,014
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	80,000	80,131
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), “A”, 5%, 2/15/2026	1,750,000	2,070,915
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/2018	2,360,000	2,362,242
Texas Technical College System Rev., AGM, 5%, 10/15/2024	1,425,000	1,655,950
Texas Technical College System Rev., AGM, 5%, 10/15/2025	1,550,000	1,817,546
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7%, 1/01/2032 (Prerefunded 1/01/2021)	1,715,000	1,959,662
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7.125%, 1/01/2046 (Prerefunded 1/01/2021)	2,215,000	2,538,789
		$ 92,629,270

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
U.S. Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$ 1,632,405
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,638,510
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,788,950
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	3,625,000	3,767,318
Virgin Islands Public Finance Authority Rev.,“B”, AGM, 5%, 10/01/2019	5,000,000	5,199,000
		$ 16,026,183
Utah - 0.4%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$750,000	$ 760,493
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	1,990,000	2,323,265
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,411,404
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2027	2,000,000	2,369,140
		$ 6,864,302
Vermont - 0.4%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$2,050,000	$ 2,226,915
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2019	100,000	104,503
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,098,470
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	850,000	942,149
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2025	875,000	975,817
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,355,885
		$ 7,703,739
Virginia - 2.4%
Commonwealth of Virginia, Board of Transportation, Capital Project Refunding Rev., “A”, 5%, 5/15/2025	$2,750,000	$ 3,255,505
Commonwealth of Virginia, Board of Transportation, Federal Transportation Grant Anticipation Refunding Rev., 5%, 3/15/2023	4,215,000	4,831,739
Commonwealth of Virginia, Board of Transportation, Federal Transportation Grant Anticipation Refunding Rev., 5%, 3/15/2027	3,455,000	4,161,617
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2018	500,000	511,245
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A“, 5%, 3/15/2018	6,825,000	6,855,098
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,336,733
Portsmouth, VA, Refunding and Public Improvement, ”A“, 5%, 2/01/2021	1,375,000	1,504,938
Richmond, VA, General Obligation Public Improvement Refunding, ”D“, 5%, 3/01/2024	930,000	1,084,919
Richmond, VA, General Obligation Public Improvement Refunding, ”D“, 5%, 3/01/2025	2,000,000	2,365,280
Virginia Public Building Authority, Public Facilities Rev., ”B“, 5%, 8/01/2024	10,000,000	11,732,800
Virginia Public School Authority, ”C“, 5%, 8/01/2018	1,000,000	1,018,480
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,241,839
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,103,590
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	843,645
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), ”C“, 7.25%, 7/01/2019	420,000	440,378
		$ 43,287,806
Washington - 1.9%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2018	$1,400,000	$ 1,420,062
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2019	2,025,000	2,119,689
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,389,579
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,690,017
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,236,080
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,701,750
Pierce County, WA, ”A“, 5%, 7/01/2022	3,290,000	3,700,493
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2019	700,000	729,113
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,255,123
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,931,017
Seattle, WA, Municipal Light & Power Rev., ”B“, 5%, 2/01/2018	4,000,000	4,000,000
State of Washington, Higher Education Facilities Authority, Variable Rate Demand Refunding Rev. (Whiteman College Project), 1.17%, 10/01/2029	8,200,000	8,200,000
Washington Health Care Facilities Authority Rev. (Providence Health & Services), ”B“, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,107,730
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,264,277
		$ 34,744,930

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.1%
West Virginia School Building Authority, Capital Improvement Rev. ”A“, 5%, 7/01/2022	$1,015,000	$ 1,143,925
Wisconsin - 1.9%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), ”B“, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$ 5,474,050
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), ”A“, 5%, 7/15/2022	6,000,000	6,572,640
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), ”A“, 5%, 12/01/2020	800,000	869,856
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027	2,780,000	2,960,144
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5%, 12/01/2027	5,000,000	5,453,800
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”B-2“, 3.5%, 11/15/2023	295,000	297,469
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”B-3“, 3%, 11/15/2022	405,000	405,992
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), ”A-1“, 5%, 6/01/2023 (Put Date 5/01/2018)	1,290,000	1,290,000
Wisconsin Public Finance Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A-3“, 1.25%, 9/01/2027 (Put Date 2/01/2018)	7,215,000	7,215,000
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	3,045,000	3,225,691
		$ 33,764,642
Total Municipal Bonds		$1,772,701,046
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 1.6% to 6/15/2022, FLR to 8/15/2051	4,000,000	$ 3,883,720
Issuer
Investment Companies (h) - 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 1.44% (v)	38,457,398	$ 38,453,552
Other Assets, Less Liabilities - 0.3%		5,735,768
Net Assets - 100.0%		$1,820,774,086
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,453,552 and $1,776,584,766, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,776,584,766	$—	$1,776,584,766
Mutual Funds	38,453,552	—	—	38,453,552
Total	$38,453,552	$1,776,584,766	$—	$1,815,038,318
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,703,418	412,332,688	(381,578,708)	38,457,398
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$665	$(4,336)	$—	$345,370	$38,453,552

Quarterly Report

January 31, 2018

MFS® Total Return Bond Fund

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 98.2%
Aerospace - 0.4%
Lockheed Martin Corp., 4.7%, 5/15/2046	$7,505,000	$8,523,097
TransDigm, Inc., 6.5%, 7/15/2024	10,772,000	11,081,695

		$19,604,792
Asset-Backed & Securitized - 16.4%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.022% (U.S. LIBOR-3mo. + 1.30%), 1/15/2028 (z)	$16,000,000	$15,984,592
Allegro CLO Ltd., 2014-1A, “A2R”, FLR, 3.395% (U.S. LIBOR-3mo. + 1.65%), 1/21/2027 (n)	14,040,367	14,084,959
Allegro CLO Ltd., 2014-1A, “BR”, FLR, 4.145% (U.S. LIBOR-3mo. + 2.4%), 1/21/2027 (n)	12,968,776	12,984,092
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.984% (U.S. LIBOR-3mo. + 1.25%), 10/18/2027 (z)	8,340,000	8,335,738
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.384% (U.S. LIBOR-3mo. + 1.7%), 10/18/2027 (z)	3,070,000	3,071,173
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	2,960,240	2,958,003
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.09% (U.S. LIBOR-3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,655,866
Babson CLO Ltd., 2013-IA, “BR”, FLR, 2.995% (U.S. LIBOR-3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,813,409
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.984% (U.S. LIBOR-3mo. + 2.25%), 1/18/2025 (n)	6,218,713	6,213,607
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 3.931% (U.S. LIBOR-3mo. + 2.2%), 10/17/2026 (n)	7,130,000	7,129,636
Ballyrock Ltd., CLO, FLR, 2.616% (U.S. LIBOR-3mo. + 1.18%), 5/20/2025 (z)	3,601,650	3,600,703
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	4,631,469	463
Bayview Commercial Asset Trust, FLR, 1.871% (U.S. LIBOR-1mo. + 0.31%), 8/25/2035 (z)	231,246	219,340
Bayview Commercial Asset Trust, FLR, 1.831% (U.S. LIBOR-1mo. + 0.27%), 4/25/2036 (z)	185,876	175,775
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	439,318	448,419
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.167% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040 (z)	1,868,861	1,661,963
Cavalry CLO IV Ltd., 2014-4A, “B1R”, FLR, 3.072% (U.S. LIBOR-3mo. + 1.35%), 10/15/2026 (z)	6,670,000	6,667,786
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.622% (U.S. LIBOR-3mo. + 1.9%), 10/15/2026 (z)	7,790,000	7,812,448
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.622% (U.S. LIBOR-3mo. + 1.9%), 10/15/2026 (z)	5,560,000	5,548,832
Cent CLO LP, 2014-16AR, “A1AR”, FLR, 3.02% (U.S. LIBOR-3mo. + 1.25%), 8/01/2024 (n)	4,767,026	4,764,824
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.46% (U.S. LIBOR-3mo. + 1.7%), 7/27/2026 (n)	11,508,562	11,572,164
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	7,544,957	7,544,851
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (z)	14,025,000	13,935,985
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,576,330
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,085,671
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	19,556,963	19,687,723
Commercial Mortgage Asset Trust, 0.965%, 1/17/2032 (i)(z)	239,303	73
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	9,696,917
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	14,087,504	14,577,718
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	11,544,000	11,867,912
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	10,360,000	10,364,186
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,583,479
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,224,816
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,950,404
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	19,844,365	19,349,919
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	17,818,591	18,025,777
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,958,806
Countrywide Asset-Backed Certificates, 4.663%, 4/25/2036	192,629	176,082
Credit-Based Asset Servicing & Securitization LLC, 3.809%, 12/25/2035	158,263	157,637
Credit-Based Asset Servicing & Securitization LLC, 3.701%, 1/25/2037 (q)	1,457,809	715,357
Credit-Based Asset Servicing & Securitization LLC, 3.86%, 3/25/2037 (q)	1,618,057	920,138
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,745,529
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.122% (U.S. LIBOR-3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,277,138
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	7,678,000	7,685,842
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.972% (U.S. LIBOR-3mo. + 2.25%), 7/15/2026 (n)	7,930,434	7,925,192
Falcon Franchise Loan LLC, 7.55%, 1/05/2023 (i)(z)	9,315	372
First Union-Lehman Brothers Bank of America, 1.142%, 11/18/2035 (i)	466,985	8,191

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 2.891% (U.S. LIBOR-3mo. + 1.16%), 1/17/2026 (n)	$12,055,253	$12,063,583
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.122% (U.S. LIBOR-3mo. + 1.4%), 4/15/2027 (n)	18,297,137	18,312,495
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.622% (U.S. LIBOR-3mo. + 1.9%), 4/15/2027 (n)	4,000,000	4,031,335
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	5,379,000	5,376,405
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	13,841,000	13,814,661
Galaxy CLO Ltd., 2013-16A, “CR”, FLR, 3.669% (U.S. LIBOR-3mo. + 2.25%), 11/16/2025 (n)	9,940,000	9,922,933
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	507,383	514,119
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.129% (U.S. LIBOR-1mo. + 0.57%), 1/18/2022 (n)	28,421,000	28,585,566
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	8,001,000	7,875,955
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,573,783
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	29,467,329	29,597,651
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	31,130,000	31,201,997
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.816% (U.S. LIBOR-3mo. + 2.38%), 11/18/2026 (n)	8,220,000	8,205,623
IMPAC CMB Trust, FLR, 2.301% (U.S. LIBOR-1mo. + 0.74%), 11/25/2034	69,837	69,694
IMPAC CMB Trust, FLR, 2.481% (U.S. LIBOR-1mo. + 0.92%), 11/25/2034	34,919	33,924
IMPAC Secured Assets Corp., FLR, 1.911% (U.S. LIBOR-1mo. + 0.35%), 5/25/2036	308,654	293,287
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	13,213,966
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	23,806,364
JPMBB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	11,526,011
JPMorgan Chase Commercial Mortgage Securities Corp., 5.746%, 7/15/2042 (n)(q)	1,003,556	662,347
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	12,877,957
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.04%, 6/15/2049	5,799,612	5,881,612
Lehman Brothers Commercial Conduit Mortgage Trust, 1.508%, 10/15/2035 (i)	731,906	3,745
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.252% (U.S. LIBOR-3mo. + 1.53%), 10/15/2027 (n)	19,665,011	19,836,899
Merrill Lynch Mortgage Investors, Inc., 4.117%, 2/25/2037 (q)	2,026,793	407,564
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,159,039
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	34,856,806	35,264,066
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	26,435,010
Morgan Stanley Capital I, Inc., 1.47%, 3/15/2031 (i)(z)	103,358	1
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	12,068,000	12,078,865
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.29% (U.S. LIBOR-3mo. + 2.55%), 10/20/2026 (n)	2,795,000	2,810,152
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.072% (U.S. LIBOR-3mo. + 1.35%), 7/15/2027 (z)	13,240,000	13,231,315
Option One Mortgage Loan Trust, 5.611%, 1/25/2037 (q)	271,722	272,256
Ownit Mortgage Loan Asset-Backed Certificates, 3.407%, 10/25/2035 (q)	669,439	422,377
Parallel Ltd., 2015-1A, “C1R”, FLR, 3.495% (U.S. LIBOR-3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,700,781
Parallel Ltd., 2015-1A, “C2R”, FLR, 3.495% (U.S. LIBOR-3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,990,842
Preferred Term Securities XIX Ltd., CDO, FLR, 1.938% (U.S. LIBOR-3mo. + 0.35%), 12/22/2035 (z)	5,239,133	4,780,709
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 2.776% (U.S. LIBOR-3mo. + 1.34%), 2/20/2030 (n)	11,190,527	11,355,622
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	2,237,333	2,117,158
Shackleton CLO Ltd., 2014-6A, “CR”, FLR, 3.981% (U.S. LIBOR-3mo. + 2.25%), 7/17/2026 (n)	9,257,351	9,320,690
Silver Spring CLO Ltd., 2014-1A, “C2R”, 4.561%, 10/15/2026 (n)	6,065,000	6,010,148
Thornburg Mortgage Securities Trust, FLR, 2.241% (U.S. LIBOR-1mo. + 0.68%), 4/25/2043	7,580	7,539
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	25,000,000	25,480,065
Voya CLO Ltd., 2013-3A, “BR”, FLR, 3.884% (U.S. LIBOR-3mo. + 2.15%), 1/18/2026 (n)	11,625,000	11,704,852
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,751,566
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	25,436,097
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.084% (U.S. LIBOR-3mo. + 1.35%), 7/18/2026 (n)	16,679,192	16,663,680
West CLO Ltd., 2014-1A, “CR”, FLR, 4.734% (U.S. LIBOR-3mo. + 3%), 7/18/2026 (n)	3,420,000	3,457,083

		$879,885,226
Automotive - 0.5%
General Motors Co., 4.875%, 10/02/2023	$5,739,000	$6,096,947
General Motors Co., 5.2%, 4/01/2045	4,792,000	4,992,840
General Motors Financial Co., Inc., 3.45%, 4/10/2022	8,435,000	8,464,351
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	6,918,149

		$26,472,287

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 0.5%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$20,000,000	$19,850,000
Time Warner, Inc., 3.8%, 2/15/2027	5,558,000	5,469,979

		$25,319,979
Brokerage & Asset Managers - 1.7%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$17,404,534
Charles Schwab Corp., 3.2%, 1/25/2028	10,052,000	9,864,433
E*TRADE Financial Corp., 3.8%, 8/24/2027	11,938,000	11,780,103
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	15,595,091
Raymond James Financial, 3.625%, 9/15/2026	4,094,000	4,061,782
Raymond James Financial, 4.95%, 7/15/2046	16,355,000	18,378,538
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	5,050,000	5,329,560
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,370,170
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	5,845,000	5,796,427

		$92,580,638
Building - 1.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$12,268,000	$12,768,929
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	2,629,475
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	8,147,000	7,923,817
Masco Corp., 4.375%, 4/01/2026	11,111,000	11,555,440
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	10,250,000	10,173,125
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	5,145,000	5,325,075
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,145,000	5,466,563

		$55,842,424
Business Services - 0.3%
Equinix, Inc., 5.375%, 5/15/2027	$3,584,000	$3,763,200
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	13,458,153

		$17,221,353
Cable TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$5,722,680
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	11,119,327
Comcast Corp., 3.15%, 2/15/2028	47,865,000	46,346,262
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	14,201,373
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	11,390,000	11,660,513
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	9,353,942
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,333,177
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,271,753
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,000,000	8,300,000

		$123,309,027
Computer Software - 0.8%
Microsoft Corp., 2%, 8/08/2023	$14,694,000	$14,057,324
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	14,992,722
Microsoft Corp., 4.1%, 2/06/2037	13,341,000	14,499,217

		$43,549,263
Computer Software - Systems - 0.6%
Apple, Inc., 3.35%, 2/09/2027	$10,772,000	$10,770,350
Apple, Inc., 2.9%, 9/12/2027	14,444,000	13,943,759
Apple, Inc., 4.375%, 5/13/2045	6,657,000	7,280,021
Apple, Inc., 4.25%, 2/09/2047	2,472,000	2,656,824

		$34,650,954

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 0.2%
Johnson Controls International PLC, 5.7%, 3/01/2041	$3,439,000	$4,083,931
Johnson Controls International PLC, 4.625%, 7/02/2044	3,760,000	4,093,465

		$8,177,396
Consumer Products - 0.9%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$12,417,320
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	36,594,706

		$49,012,026
Consumer Services - 0.5%
Alibaba Group Holding Ltd., 4.2%, 12/06/2047	$423,000	$422,695
Priceline Group, Inc., 2.75%, 3/15/2023	3,459,000	3,384,669
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	22,173,438

		$25,980,802
Containers - 0.4%
Berry Global Group, Inc., 5.125%, 7/15/2023	$10,515,000	$10,909,313
Sealed Air Corp., 5.125%, 12/01/2024 (n)	9,876,000	10,443,870

		$21,353,183
Emerging Market Quasi-Sovereign - 0.5%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$29,692,000	$29,078,860

Emerging Market Sovereign - 0.4%
Republic of Argentina, 6.875%, 1/11/2048	$21,524,000	$20,824,470

Energy - Integrated - 0.2%
Shell International Finance B.V., 4%, 5/10/2046	$7,702,000	$7,988,815
Shell International Finance B.V., 3.75%, 9/12/2046	5,018,000	4,993,576

		$12,982,391
Entertainment - 0.2%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$12,910,000	$13,087,513

Financial Institutions - 0.2%
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	$10,246,000	$10,365,417

Food & Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$14,961,000	$14,913,099
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	24,462,000	27,642,286
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,225,616
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	7,736,000	7,979,522
Kraft Heinz Foods Co., 5.2%, 7/15/2045	2,298,000	2,484,090
Kraft Heinz Foods Co., 4.375%, 6/01/2046	9,786,000	9,567,159
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	11,439,000	11,677,279

		$79,489,051
Food & Drug Stores - 0.2%
CVS Health Corp., 5.125%, 7/20/2045	$9,221,000	$10,307,531

Forest & Paper Products - 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$4,483,000	$4,514,141

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,500,275
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	6,000,000	6,420,000

		$13,920,275
Insurance - 1.1%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$17,896,551
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	8,052,995
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	5,827,507
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	4,996,743
Metropolitan Life Global Funding I, 3.45%, 12/18/2026 (n)	9,985,000	9,983,673
Principal Financial Group, Inc., 3.4%, 5/15/2025	10,529,000	10,494,028

		$57,251,497
Insurance - Health - 0.3%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$18,854,000	$18,383,043

Insurance - Property & Casualty - 0.6%
Allied World Assurance, 5.5%, 11/15/2020	$3,362,000	$3,565,498
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	13,217,000	13,120,719
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	12,254,580
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,778,141

		$31,718,938
Local Authorities - 1.1%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$29,043,000	$23,991,261
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	6,320,000	7,469,608
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	4,260,000	5,568,757
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	1,940,313
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	15,184,241
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	2,998,256

		$57,152,436
Major Banks - 8.0%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$13,800,000	$14,531,317
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (n)	7,493,000	7,416,584
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	13,909,130
Bank of America Corp., 4.125%, 1/22/2024	8,133,000	8,508,491
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,536,628
Bank of America Corp., 4.45%, 3/03/2026	11,782,000	12,361,950
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028 (n)	11,952,000	11,749,936
Bank of America Corp., 4.443% to 1/20/2047, FLR to 1/20/2048	26,034,000	28,386,239
Bank of America Corp., 6.5% to 10/23/2024, FLR to 10/23/2049	4,793,000	5,362,169
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	16,050,000	17,313,938
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028	25,625,000	25,685,806
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,763,186
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	3,076,478
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	11,024,000	11,011,162
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	15,548,000	15,814,775
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,201,000	8,283,521
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,358,942
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,496,268
JPMorgan Chase & Co., 3.125%, 1/23/2025	5,071,000	5,021,285
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	21,933,539
JPMorgan Chase & Co., 3.509%, to 1/23/2028, FLR to 1/23/2029	11,009,000	10,952,964
Lloyds Bank PLC, 3.75%, 1/11/2027	15,056,000	15,001,185
Morgan Stanley, 5.5%, 7/28/2021	18,554,000	20,057,533

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 4%, 7/23/2025	$4,648,000	$4,797,258
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	13,765,305
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	13,444,573
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,797,793
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	19,490,453
PNC Bank N.A., 3.1%, 10/25/2027	21,548,000	20,994,270
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	8,134,000	8,867,107
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR to 12/29/2049	2,205,000	2,523,358
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FLR to 12/29/2165	7,305,000	7,734,169
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	13,825,000	13,544,379
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	13,057,000	13,036,786
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,315,745
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	10,506,649
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,585,549
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,422,665

		$430,359,085
Medical & Health Technology & Services - 1.8%
Catholic Health Initiatives, 2.95%, 11/01/2022	$9,078,000	$8,846,579
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	10,945,867
HCA, Inc., 5.25%, 6/15/2026	19,763,000	20,677,039
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,666,214
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	7,759,590
Life Technologies Corp., 5%, 1/15/2021	18,787,000	19,738,122
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,989,707
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	9,143,345
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	6,240,000	6,210,734
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	4,605,000	4,393,999

		$94,371,196
Medical Equipment - 0.9%
Abbott Laboratories, 3.4%, 11/30/2023	$20,815,000	$20,969,722
Medtronic, Inc., 4.625%, 3/15/2045	9,183,000	10,403,894
Zimmer Holdings, Inc., 2.7%, 4/01/2020	15,902,000	15,851,497

		$47,225,113
Metals & Mining - 1.3%
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	$10,661,000	$11,700,448
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	3,076,000	3,056,775
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	3,849,000	4,014,507
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	7,920,000	8,143,265
Glencore Funding LLC, 4%, 4/16/2025 (n)	4,966,000	4,996,392
Glencore Funding LLC, 4%, 3/27/2027 (n)	13,000,000	12,875,878
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	8,000,000	8,080,000
Kinross Gold Corp., 5.95%, 3/15/2024	7,620,000	8,373,466
Steel Dynamics, Inc., 5.125%, 10/01/2021	7,688,000	7,880,200

		$69,120,931
Midstream - 1.2%
Enbridge, Inc., 4.25%, 12/01/2026	$8,135,000	$8,381,964
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	10,418,170
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	8,123,478
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	8,889,791
Phillips 66 Partners LP, 4.68%, 2/15/2045	2,692,000	2,755,567
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	9,992,000	10,642,262

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	$10,181,000	$10,810,551
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	5,484,093

		$65,505,876
Mortgage-Backed - 15.3%
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	$16,893,599	$18,189,648
Fannie Mae, 5.5%, 2/01/2018 - 12/01/2038	14,205,039	15,577,227
Fannie Mae, 3.99%, 4/01/2018	2,244,172	2,241,274
Fannie Mae, 3.746%, 7/01/2018	1,511,948	1,517,832
Fannie Mae, 2.578%, 9/25/2018	3,242,947	3,240,419
Fannie Mae, 5.18%, 3/01/2019	442,837	449,819
Fannie Mae, 4.88%, 3/01/2020	267,130	273,269
Fannie Mae, 5.19%, 9/01/2020	2,085,882	2,153,713
Fannie Mae, 4.448%, 1/01/2021	3,992,162	4,139,111
Fannie Mae, 2.41%, 5/01/2023	2,511,822	2,463,222
Fannie Mae, 2.55%, 5/01/2023	1,296,516	1,279,856
Fannie Mae, 3.93%, 10/01/2023	1,218,074	1,278,157
Fannie Mae, 5.25%, 8/01/2024	887,914	964,311
Fannie Mae, 4.5%, 5/01/2025	314,003	324,713
Fannie Mae, 2.597%, 12/25/2026	11,638,000	11,209,823
Fannie Mae, 3.95%, 1/01/2027	660,665	674,942
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	45,411,698	44,683,618
Fannie Mae, 4.01%, 1/01/2029	3,902,980	4,085,819
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	129,396	144,614
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	70,732,009	75,116,013
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	5,154,422	5,795,413
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	133,921,803	139,066,427
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	86,246,236	87,261,960
Freddie Mac, 3.154%, 2/25/2018	518,305	517,575
Freddie Mac, 5%, 5/01/2018 - 7/01/2041	8,732,601	9,459,853
Freddie Mac, 2.303%, 9/25/2018	1,978,272	1,977,715
Freddie Mac, 2.323%, 10/25/2018	4,839,834	4,843,162
Freddie Mac, 2.13%, 1/25/2019	12,791,159	12,779,381
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	3,336,597	3,664,544
Freddie Mac, 2.456%, 8/25/2019	8,243,898	8,252,689
Freddie Mac, 1.869%, 11/25/2019	7,515,677	7,460,146
Freddie Mac, 4.251%, 1/25/2020	4,342,703	4,476,753
Freddie Mac, 2.313%, 3/25/2020	8,336,413	8,307,887
Freddie Mac, 3.034%, 10/25/2020	8,349,237	8,440,168
Freddie Mac, 2.856%, 1/25/2021	3,765,630	3,790,681
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,185,156
Freddie Mac, 2.716%, 6/25/2022	3,677,393	3,678,993
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,465,867
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,199,311
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,005,267
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,366,830
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,918,309
Freddie Mac, 3.458%, 8/25/2023	16,280,782	16,811,706
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,912,522
Freddie Mac, 2.811%, 1/25/2025	7,744,684	7,686,218
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,232,582
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	18,252,328	18,927,147
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	12,916,710	13,655,082
Freddie Mac, 2.745%, 1/25/2026	5,732,258	5,628,078
Freddie Mac, 2.673%, 3/25/2026	15,673,350	15,286,104
Freddie Mac, 3.5%, 8/01/2026 - 12/01/2046	68,903,146	69,742,898

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.3%, 10/25/2026	$4,957,000	$5,037,324
Freddie Mac, 3.224%, 3/25/2027	9,573,000	9,678,835
Freddie Mac, 3.117%, 6/25/2027	17,177,017	17,203,188
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,449,852	1,625,413
Freddie Mac, 3%, 10/01/2042 - 10/01/2046	40,775,827	40,058,958
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	2,330,269	2,532,500
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	2,165,994	2,441,634
Ginnie Mae, 4.5%, 4/15/2039 - 2/20/2042	20,667,047	21,968,920
Ginnie Mae, 4%, 10/20/2040 - 2/20/2041	6,141,828	6,462,512
Ginnie Mae, 3.5%, 11/15/2040 - 5/20/2046	10,541,092	10,789,251

		$818,602,359
Natural Gas - Distribution - 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$18,493,178
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	14,712,000	14,015,538

		$32,508,716
Network & Telecom - 1.1%
AT&T, Inc., 4.5%, 5/15/2035	$18,013,000	$17,741,941
AT&T, Inc., 5.25%, 3/01/2037	20,055,000	21,193,501
AT&T, Inc., 4.75%, 5/15/2046	11,628,000	11,263,653
AT&T, Inc., 5.15%, 2/14/2050	10,115,000	10,231,586

		$60,430,681
Oils - 0.6%
Andeavor, 3.8%, 4/01/2028	$4,605,000	$4,529,916
Marathon Petroleum Corp., 4.75%, 9/15/2044	18,425,000	19,519,830
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,864,997

		$29,914,743
Other Banks & Diversified Financials - 1.6%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$3,792,252
BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	7,736,539
Citigroup, Inc., 4.4%, 6/10/2025	6,407,000	6,658,116
Compass Bank, 2.875%, 6/29/2022	17,025,000	16,685,731
Groupe BPCE S.A., 12.5%, to 9/30/2019, FLR to 8/29/2049 (n)	11,259,000	12,919,703
ING Groep N.V., 3.95%, 3/29/2027	4,571,000	4,676,267
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2165 (n)	7,431,000	7,709,663
SunTrust Banks, Inc., 2.7%, 1/27/2022	11,499,000	11,350,705
SunTrust Banks, Inc., 3.3%, 5/15/2026	12,250,000	11,901,404

		$83,430,380
Pharmaceuticals - 0.7%
Gilead Sciences, Inc., 2.35%, 2/01/2020	$1,062,000	$1,061,208
Gilead Sciences, Inc., 4.8%, 4/01/2044	7,609,000	8,583,940
Gilead Sciences, Inc., 4.75%, 3/01/2046	4,995,000	5,613,536
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	24,573,000	23,830,460

		$39,089,144
Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,004,654

Real Estate - Retail - 0.4%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$8,709,009
Realty Income Corp., REIT, 3.65%, 1/15/2028	12,491,000	12,368,573

		$21,077,582

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$15,270,037

Telecommunications - Wireless - 1.2%
American Tower Corp., REIT, 3.55%, 7/15/2027	$23,507,000	$22,768,365
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,182,806
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	4,810,283
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	3,860,396
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	1,854,739
Crown Castle International Corp., 3.8%, 2/15/2028	4,853,000	4,754,292
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	13,376,000	14,028,326
SBA Tower Trust, 2.898%, 10/15/2044 (n)	7,030,000	7,047,773

		$66,306,980
Tobacco - 1.1%
BAT Capital Corp., 3.222%, 8/15/2024 (z)	$37,270,000	$36,697,854
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	15,922,436
Reynolds American, Inc., 8.125%, 6/23/2019	4,620,000	4,961,775

		$57,582,065
Transportation - Services - 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$1,899,987
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	14,727,689
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,346,389

		$17,974,065
U.S. Government Agencies and Equivalents - 1.1%
Small Business Administration, 6.35%, 4/01/2021	$1,174	$1,218
Small Business Administration, 6.34%, 5/01/2021	2,116	2,194
Small Business Administration, 6.44%, 6/01/2021	2,651	2,751
Small Business Administration, 5.34%, 11/01/2021	17,570	18,072
Small Business Administration, 6.07%, 3/01/2022	12,092	12,581
Small Business Administration, 4.35%, 7/01/2023	109,481	112,733
Small Business Administration, 4.98%, 11/01/2023	171,760	179,400
Small Business Administration, 4.89%, 12/01/2023	148,302	154,368
Small Business Administration, 4.93%, 1/01/2024	177,226	184,629
Small Business Administration, 4.34%, 3/01/2024	265,089	272,052
Small Business Administration, 5.18%, 5/01/2024	201,840	210,783
Small Business Administration, 5.52%, 6/01/2024	187,348	195,974
Small Business Administration, 5.19%, 7/01/2024	230,153	240,431
Small Business Administration, 4.86%, 10/01/2024	139,794	144,964
Small Business Administration, 4.57%, 6/01/2025	393,877	404,619
Small Business Administration, 4.76%, 9/01/2025	1,233,662	1,274,203
Small Business Administration, 5.39%, 12/01/2025	95,953	100,835
Small Business Administration, 5.35%, 2/01/2026	543,741	571,329
Small Business Administration, 3.25%, 11/01/2030	2,114,530	2,146,775
Small Business Administration, 2.85%, 9/01/2031	3,388,854	3,376,874
Small Business Administration, 2.37%, 8/01/2032	2,344,011	2,303,394
Small Business Administration, 2.13%, 1/01/2033	3,511,825	3,409,458
Small Business Administration, 2.21%, 2/01/2033	979,409	953,578
Small Business Administration, 2.22%, 3/01/2033	3,681,520	3,585,944
Small Business Administration, 2.08%, 4/01/2033	5,968,209	5,793,263
Small Business Administration, 2.45%, 6/01/2033	7,255,032	7,101,834
Small Business Administration, 3.15%, 7/01/2033	9,272,204	9,379,938
Small Business Administration, 3.16%, 8/01/2033	8,818,895	8,930,566
Small Business Administration, 3.62%, 9/01/2033	5,077,491	5,211,195

		$56,275,955

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - 24.8%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$9,176,000	$11,392,578
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,093,558
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	3,868,795
U.S. Treasury Bonds, 3.5%, 2/15/2039	15,614,000	17,185,159
U.S. Treasury Bonds, 4.5%, 8/15/2039	82,205,100	103,777,517
U.S. Treasury Bonds, 2.875%, 5/15/2043	87,127,000	86,439,514
U.S. Treasury Bonds, 2.5%, 2/15/2045	29,323,000	26,939,361
U.S. Treasury Notes, 1.75%, 11/30/2021	165,691,000	161,613,447
U.S. Treasury Notes, 1.75%, 9/30/2022	103,311,000	99,860,574
U.S. Treasury Notes, 1%, 11/30/2018	276,884,000	274,969,607
U.S. Treasury Notes, 2.75%, 2/15/2019	62,952,900	63,454,556
U.S. Treasury Notes, 1%, 6/30/2019	62,935,000	62,025,393
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	294,589,000	292,839,878
U.S. Treasury Notes, 1.625%, 11/30/2020	88,567,000	86,965,183
U.S. Treasury Notes, 2%, 11/15/2026	9,150,000	8,636,742
U.S. Treasury Notes, 2.875%, 11/15/2046	27,653,000	27,291,135

		$1,330,352,997
Utilities - Electric Power - 2.6%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$6,464,000	$6,340,987
AEP Transmission Co. LLC, 3.1%, 12/01/2026 (n)	2,544,000	2,495,587
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	8,217,890
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	7,489,000	8,879,054
Dominion Resources, Inc., 3.625%, 12/01/2024	15,261,000	15,464,296
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	2,967,003
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	27,349,112
Enel Finance International N.V., 3.5%, 4/06/2028 (z)	30,206,000	29,084,139
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,267,317
FirstEnergy Corp., 4.85%, 7/15/2047	17,208,000	18,969,825
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,483,627
PPL Corp., 3.5%, 12/01/2022	3,299,000	3,351,380
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	11,187,253

		$141,057,470
Total Bonds		$5,261,494,942

Investment Companies (h) - 1.2%
Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 1.44% (v)	66,771,005	$66,764,328

Other Assets, Less Liabilities - 0.6%		30,298,186
Net Assets - 100.0%		$5,358,557,456

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $66,764,328 and $5,261,494,942, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $783,505,811, representing 14.6% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

10

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Value
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.022% (U.S. LIBOR-3mo. + 1.30%), 1/15/2028	12/12/17	$16,000,000	$15,984,592
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.984% (U.S. LIBOR-3mo. + 1.25%), 10/18/2027	10/04/17	8,340,000	8,335,738
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.384% (U.S. LIBOR-3mo. + 1.7%), 10/18/2027	10/04/17	3,070,000	3,071,173
BAT Capital Corp., 3.222%, 8/15/2024	8/08/17-8/09/17	37,313,741	36,697,854
Ballyrock Ltd., CLO, FLR, 2.616% (U.S. LIBOR-3mo. + 1.18%), 5/20/2025	5/10/16	3,577,953	3,600,703
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	506	463
Bayview Commercial Asset Trust, FLR, 1.871% (U.S. LIBOR-1mo. + 0.31%), 8/25/2035	6/09/05	231,246	219,340
Bayview Commercial Asset Trust, FLR, 1.831% (U.S. LIBOR-1mo. + 0.27%), 4/25/2036	2/23/06	185,876	175,775
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.167% (U.S. LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	1,868,861	1,661,963
Cavalry CLO IV Ltd., 2014-4A, “B1R”, FLR, 3.072% (U.S. LIBOR-3mo. + 1.35%), 10/15/2026	10/04/17	6,670,000	6,667,786
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.622% (U.S. LIBOR-3mo. + 1.9%), 10/15/2026	10/04/17	7,790,000	7,812,448
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.622% (U.S. LIBOR-3mo. + 1.9%), 10/15/2026	10/04/17	5,560,000	5,548,832
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029	10/24/17	14,024,032	13,935,985
Commercial Mortgage Asset Trust, 0.965%, 1/17/2032	8/25/03-4/09/12	0	73
Enel Finance International N.V., 3.5%, 4/06/2028	10/03/17	29,841,601	29,084,139
Falcon Franchise Loan LLC, 7.55%, 1/05/2023	1/18/02-3/23/11	112	372
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	7,999,280	7,875,955
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	14,712,000	14,015,538
Morgan Stanley Capital I, Inc., 1.47%, 3/15/2031	10/10/03	0	1
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.072% (U.S. LIBOR-3mo. + 1.35%), 7/15/2027	10/27/17	13,240,000	13,231,315
Preferred Term Securities XIX Ltd., CDO, FLR, 1.938% (U.S. LIBOR-3mo. + 0.35%), 12/22/2035	9/08/05-3/28/11	5,194,831	4,780,709
Total Restricted Securities			$172,700,754
% of Net assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Insurers
AGM	Assured Guaranty Municipal

Derivative Contracts at 1/31/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Ultra U.S. Treasury Note 10 yr	Short	USD	1,600	$208,325,000	March - 2018	$6,578,691

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	704	$150,117,001	March - 2018	$(970,515)

At January 31, 2018, the fund had liquid securities with an aggregate value of $1,893,684 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

1/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,386,628,952	$—	$1,386,628,952
Non-U.S. Sovereign Debt	—	49,903,330	—	49,903,330
Municipal Bonds	—	57,152,436	—	57,152,436
U.S. Corporate Bonds	—	1,661,997,105	—	1,661,997,105
Residential Mortgage-Backed Securities	—	824,864,628	—	824,864,628
Commercial Mortgage-Backed Securities	—	452,263,964	—	452,263,964
Asset-Backed Securities (including CDOs)	—	421,358,995	—	421,358,995
Foreign Bonds	—	407,325,532	—	407,325,532
Mutual Funds	66,764,328	—	—	66,764,328
Total	$66,764,328	$5,261,494,942	$—	$5,328,259,270

Other Financial Instruments
Futures Contracts – Assets	$6,578,691	$—	$—	$6,578,691
Futures Contracts – Liabilities	(970,515)	—	—	(970,515)

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		175,685,739	1,266,481,830	(1,375,396,564)	66,771,005

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(17,244)	$(18,082)	$—	$1,089,337	$66,764,328

13

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.